UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln St. Boston, Massachusetts 02111	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1.	Schedule of Investments.

Quarterly Report

September 30, 2017

State Street Master Funds

State Street Money Market Portfolio

State Street U.S. Government Money Market Portfolio

State Street Treasury Money Market Portfolio

State Street Treasury Plus Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

Quarterly Report

September 30, 2017 (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Money Market Portfolio

Schedule of Investments

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER – 12.8%
Alpine Securitization Ltd.(a)	1.440%	01/31/2018	01/31/2018	$30,000,000	$29,853,600
Antalis SA(a)	1.200%	10/05/2017	10/05/2017	51,720,000	51,713,104
Atlantic Asset Securitization LLC(a)	1.050%	10/02/2017	10/02/2017	100,000,000	99,997,083
Collateralized Commercial Paper Co. LLC(a)	1.350%	12/11/2017	12/11/2017	85,000,000	84,773,687
Collateralized Commercial Paper Co. LLC(a)	1.350%	12/14/2017	12/14/2017	75,000,000	74,791,875
Collateralized Commercial Paper Co. LLC, 3 Month USD LIBOR + 0.12%(b)	1.422%	10/04/2017	01/04/2018	101,000,000	101,000,000
Collateralized Commercial Paper Co. LLC, 1 Month USD LIBOR + 0.31%(b)	1.548%	10/26/2017	10/26/2017	100,000,000	100,000,000
Crown Point Cap Co.(a)	1.350%	12/15/2017	12/15/2017	75,000,000	74,789,063
Gotham Funding Corp.(a)	1.360%	01/16/2018	01/16/2018	50,000,000	49,797,889
Kells Funding LLC(a)	1.290%	10/13/2017	10/13/2017	75,000,000	74,967,750
Kells Funding LLC(a)	1.300%	11/03/2017	11/03/2017	75,000,000	74,910,625
Kells Funding LLC, 1 Month USD LIBOR + 0.10%(b)	1.337%	10/16/2017	03/14/2018	123,000,000	122,994,438
Liberty Funding LLC(a)	1.370%	01/18/2018	01/18/2018	35,000,000	34,854,818
LMA-Americas LLC(a)	1.290%	11/03/2017	11/03/2017	65,000,000	64,923,138
LMA-Americas LLC(a)	1.350%	10/03/2017	10/03/2017	50,000,000	49,996,250
LMA-Americas LLC(a)	1.350%	12/14/2017	12/14/2017	94,000,000	93,739,150
Ridgefield Funding Co. LLC(a)	1.380%	12/05/2017	12/05/2017	75,000,000	74,813,125

TOTAL ASSET BACKED COMMERCIAL PAPER					1,257,915,595

CERTIFICATES OF DEPOSIT – 24.6%
Bank of Montreal(a)	1.270%	10/24/2017	10/24/2017	40,000,000	39,999,999
Bank of Montreal(a)	1.310%	10/02/2017	10/02/2017	42,000,000	42,000,000
Bank of Montreal(a)	1.320%	11/21/2017	11/21/2017	23,310,000	23,309,997
Bank of Montreal(a)	1.320%	12/05/2017	12/05/2017	50,000,000	50,000,000
Bank of Montreal, 1 Month USD LIBOR + 0.13%(b)	1.361%	11/03/2017	11/03/2017	75,000,000	75,000,000
Bank of Montreal, 1 Month USD LIBOR + 0.13%(b)	1.362%	10/10/2017	03/08/2018	50,000,000	50,000,000
Bank of Montreal, 3 Month USD LIBOR + 0.17%(b)	1.484%	11/24/2017	05/23/2018	80,000,000	80,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	1.260%	10/10/2017	10/10/2017	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	1.320%	12/21/2017	12/21/2017	104,000,000	104,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	1.380%	01/22/2018	01/22/2018	75,000,000	75,000,000
BNP Paribas(a)	1.280%	10/02/2017	10/02/2017	100,000,000	100,000,000
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.29%(b)	1.527%	11/01/2017	12/01/2017	50,000,000	50,000,000
Citibank NA(a)	1.240%	10/06/2017	10/06/2017	50,000,000	50,000,000
Citibank NA(a)	1.300%	10/03/2017	10/03/2017	75,000,000	75,000,000
Citibank NA(a)	1.300%	10/12/2017	10/12/2017	50,000,000	50,000,000
Cooperatieve Rabobank(a)	1.240%	10/05/2017	10/05/2017	18,000,000	18,000,000

See accompanying notes to schedule of investments.

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
CERTIFICATES OF DEPOSIT – (continued)
ING Bank NV, 1 Month USD LIBOR + 0.13%(b)	1.365%	10/09/2017	02/09/2018	$115,000,000	$115,000,000
ING Bank NV, 1 Month USD LIBOR + 0.23%(b)	1.461%	10/04/2017	11/06/2017	53,000,000	53,000,000
ING Bank NV, 1 Month USD LIBOR + 0.26%(b)	1.497%	10/16/2017	10/16/2017	51,000,000	51,000,000
Lloyds Bank PLC, 1 Month USD LIBOR + 0.18%(b)	1.416%	10/20/2017	04/20/2018	75,000,000	75,000,000
Lloyds Bank PLC, 1 Month USD LIBOR + 0.15%(b)	1.381%	11/03/2017	11/03/2017	75,000,000	75,000,000
Mizuho Bank Ltd., 1 Month USD LIBOR + 0.14%(b)	1.376%	10/12/2017	01/12/2018	35,000,000	35,000,000
Royal Bank of Canada, 3 Month USD LIBOR + 0.13%(b)	1.440%	12/12/2017	06/12/2018	75,000,000	75,000,000
Royal Bank of Canada, 1 Month USD LIBOR + 0.24%(b)	1.477%	10/19/2017	04/19/2018	72,000,000	72,000,000
Royal Bank of Canada, 1 Month USD LIBOR + 0.35%(b)	1.581%	10/10/2017	03/07/2018	100,000,000	100,000,000
Royal Bank of Canada, 1 Month USD LIBOR + 0.46%(b)	1.697%	10/24/2017	10/24/2017	48,000,000	48,000,000
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.20%(b)	1.436%	10/13/2017	02/13/2018	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.20%(b)	1.439%	10/31/2017	03/29/2018	75,000,000	75,000,000
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.26%(b)	1.496%	10/13/2017	10/13/2017	50,000,000	50,000,000
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.12%(b)	1.354%	10/16/2017	12/15/2017	50,000,000	50,000,000
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.13%(b)	1.361%	11/03/2017	04/03/2018	75,000,000	75,000,000
Swedbank AB(a)	1.130%	10/04/2017	10/04/2017	200,000,000	200,000,000
Toronto Dominion Bank, 1 Month USD LIBOR + 0.34%(b)	1.571%	11/03/2017	03/05/2018	50,000,000	50,000,000
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.10%(b)	1.332%	10/10/2017	11/09/2017	50,000,000	50,000,000
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.12%(b)	1.351%	10/10/2017	02/07/2018	55,000,000	55,000,000
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.12%(b)	1.354%	10/18/2017	10/18/2017	67,500,000	67,500,000

TOTAL CERTIFICATES OF DEPOSIT					2,403,809,996

FINANCIAL COMPANY COMMERCIAL PAPER – 27.5%
Australia & New Zealand Banking Group Ltd., 1 Month USD LIBOR + 0.11%(b)	1.346%	10/23/2017	03/22/2018	90,000,000	89,993,660

See accompanying notes to schedule of investments.

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Australia & New Zealand Banking Group Ltd., 1 Month USD LIBOR + 0.15%(b)	1.381%	10/02/2017	07/02/2018	$94,000,000	$94,000,000
Bank Nederlandse Gemeenten(a)	1.210%	10/06/2017	10/06/2017	60,000,000	59,989,917
Bank of Nova Scotia, 3 Month USD LIBOR + 0.20%(b)	1.514%	11/23/2017	02/23/2018	32,000,000	32,000,000
Bank of Nova Scotia, 3 Month USD LIBOR + 0.20%(b)	1.516%	11/21/2017	02/21/2018	49,000,000	49,000,000
Bank of Nova Scotia, 1 Month USD LIBOR + 0.28%(b)	1.517%	10/02/2017	12/01/2017	75,000,000	75,000,000
BNP Paribas(a)	1.140%	10/03/2017	10/03/2017	125,000,000	124,992,083
Caisse des Depots et Consignations(a)	1.320%	10/27/2017	10/27/2017	75,000,000	74,928,500
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.19%(b)	1.426%	10/23/2017	05/22/2018	75,000,000	75,000,000
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.24%(b)	1.477%	10/16/2017	08/14/2018	50,000,000	50,000,000
Commonwealth Bank of Australia, 1 Month USD LIBOR + 0.17%(b)	1.407%	10/02/2017	06/01/2018	75,000,000	75,000,000
Commonwealth Bank of Australia, 1 Month USD LIBOR + 0.19%(b)	1.426%	10/10/2017	09/07/2018	100,000,000	100,000,000
DBS Bank Ltd.(a)	1.310%	10/10/2017	10/10/2017	100,000,000	99,967,250
DBS Bank Ltd.(a)	1.310%	10/12/2017	10/12/2017	100,000,000	99,959,972
DBS Bank Ltd.(a)	1.320%	11/01/2017	11/01/2017	75,000,000	74,914,750
GE Capital Treasury Services US LLC(a)	1.080%	10/02/2017	10/02/2017	50,000,000	49,998,500
GE Capital Treasury Services US LLC, 1 Month USD LIBOR + 0.09%(b)	1.324%	10/30/2017	02/22/2018	52,000,000	52,000,000
HSBC Bank PLC, 1 Month USD LIBOR + 0.16%(b)	1.389%	10/18/2017	05/18/2018	100,000,000	100,000,000
ING U.S. Funding LLC, 1 Month USD LIBOR + 0.24%(b)	1.471%	10/04/2017	05/04/2018	72,000,000	72,000,000
National Australia Bank Ltd., 3 Month USD LIBOR + 0.14%(b)	1.443%	10/09/2017	04/06/2018	50,000,000	50,000,000
National Australia Bank Ltd., 1 Month USD LIBOR + 0.37%(b)	1.607%	10/23/2017	10/23/2017	75,000,000	75,000,000
NRW Bank(a)	1.415%	02/05/2018	02/05/2018	100,000,000	99,500,819
Skandinaviska Enskilda Banken AB(a)	1.300%	12/22/2017	12/22/2017	96,000,000	95,715,733
Societe Generale(a)	1.340%	10/31/2017	10/31/2017	89,000,000	88,900,617
Swedbank AB(a)	1.325%	11/08/2017	11/08/2017	90,000,000	89,874,125
Toronto Dominion Bank(a)	1.200%	10/03/2017	10/03/2017	200,000,000	199,986,778
Toyota Motor Credit Corp., 1 Month USD LIBOR + 0.15%(b)	1.382%	10/09/2017	03/05/2018	33,000,000	33,000,000
UBS AG, 1 Month USD LIBOR + 0.20%(b)	1.432%	10/06/2017	04/06/2018	100,000,000	100,000,000
United Overseas Bank Ltd.(a)	1.180%	10/04/2017	10/04/2017	100,000,000	99,990,167
United Overseas Bank Ltd.(a)	1.370%	01/12/2018	01/12/2018	53,000,000	52,792,255

See accompanying notes to schedule of investments.

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Westpac Banking Corp., 1 Month USD LIBOR + 0.15%(b)	1.386%	10/13/2017	07/13/2018	$75,000,000	$75,000,000
Westpac Banking Corp., 1 Month USD LIBOR + 0.18%(b)	1.416%	10/13/2017	08/13/2018	50,000,000	50,000,000
Westpac Banking Corp., 1 Month USD LIBOR + 0.19%(b)	1.425%	11/01/2017	08/31/2018	75,000,000	75,000,000
Westpac Banking Corp., 1 Month USD LIBOR + 0.23%(b)	1.466%	10/13/2017	04/13/2018	53,000,000	53,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					2,686,505,126

OTHER COMMERCIAL PAPER – 1.2%
General Electric Co.(a)	1.080%	10/02/2017	10/02/2017	120,000,000	119,996,400

OTHER NOTES – 27.2%
Bank of America NA, 1 Month USD LIBOR + 0.11%(b)	1.342%	10/09/2017	01/08/2018	100,000,000	100,000,000
Bank of America NA, 1 Month USD LIBOR + 0.12%(b)	1.354%	10/17/2017	11/17/2017	50,000,000	50,000,000
Bank of America NA, 1 Month USD LIBOR + 0.14%(b)	1.371%	10/02/2017	01/02/2018	74,000,000	74,000,000
Bank of America NA, 1 Month USD LIBOR + 0.14%(b)	1.371%	10/04/2017	01/04/2018	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	1.080%	10/02/2017	10/02/2017	150,000,000	150,000,000
BNP Paribas(a)	1.070%	10/02/2017	10/02/2017	133,406,000	133,406,000
Canadian Imperial Bank of Commerce(a)	1.050%	10/02/2017	10/02/2017	200,000,000	200,000,000
Citibank NA(a)	1.110%	10/02/2017	10/02/2017	150,000,000	150,000,000
Credit Agricole Corporate & Investment Bank(a)	1.060%	10/02/2017	10/02/2017	125,000,000	125,000,000
DnB Bank ASA(a)	1.050%	10/02/2017	10/02/2017	449,000,000	449,000,000
Lloyds Bank PLC(a)	1.050%	10/02/2017	10/02/2017	275,000,000	275,000,000
National Australia Bank Ltd.(a)	1.050%	10/02/2017	10/02/2017	250,000,000	250,000,000
Nordea Bank AB(a)	1.050%	10/02/2017	10/02/2017	75,000,000	75,000,000
Skandinaviska Enskilda Banken AB(a)	1.060%	10/02/2017	10/02/2017	250,000,000	250,000,000
Svenska Handelsbanken AB(a)	1.050%	10/02/2017	10/02/2017	275,000,000	275,000,000
Toyota Motor Credit Corp., 3 Month USD LIBOR + 0.25%(b)	1.566%	12/05/2017	12/05/2017	50,000,000	50,013,967

TOTAL OTHER NOTES					2,656,419,967

See accompanying notes to schedule of investments.

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 1.2%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by Federal Home Loan Mortgage Associations, 3.610% – 8.482% due 04/25/2024 – 03/25/2049, and Federal National Mortgage Associations, 1.297% – 6.640% due 05/17/2036 – 09/25/2043, valued at $58,320,001); expected proceeds $54,004,815	1.070%	10/02/2017	10/02/2017	$54,000,000	$54,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by Federal Home Loan Mortgage Associations, 0.100% – 3.380% due 03/25/2025 – 07/25/2046, Federal National Mortgage Associations, 2.724% – 4.500% due 02/01/2034 – 01/01/2047, Government National Mortgage Association, 2.250% – 5.372% due 11/20/2038 – 02/15/2059, and a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2025, valued at $20,400,922); expected proceeds $20,001,733	1.040%	10/02/2017	10/02/2017	20,000,000	20,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a Federal National Mortgage Association, 4.000% due 12/01/2044, and a U.S. Treasury Note, 1.625% due 11/15/2022, valued at $19,380,037); expected proceeds $19,001,710	1.080%	10/02/2017	10/02/2017	19,000,000	19,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a Federal Home Loan Mortgage Association, 1.125% due 06/12/2020, and a U.S. Treasury Note, 2.125% due 02/29/2024, valued at $30,602,760); expected proceeds $30,002,650	1.060%	10/02/2017	10/02/2017	30,000,000	30,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					123,000,000

OTHER REPURCHASE AGREEMENTS – 3.1%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by various Corporate Bonds, 1.050% – 7.500% due 12/01/2017 – 01/15/2044, valued at $53,047,527); expected proceeds $50,005,458	1.310%	10/02/2017	10/02/2017	50,000,000	50,000,000

See accompanying notes to schedule of investments.

State Street Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by various Corporates Bonds, 1.816% – 7.717% due 10/05/2017 – 02/26/2055, and a Federal National Mortgage Association, 1.500% due 06/22/2020, valued at $271,499,775); expected proceeds $250,027,292	1.310%	10/02/2017	10/02/2017	$250,000,000	$250,000,000

TOTAL OTHER REPURCHASE AGREEMENTS					300,000,000

TOTAL INVESTMENTS – 97.6%(c) (Cost $9,546,977,248)					9,547,647,084
Other Assets in Excess of Liabilities – 2.4%					231,932,267

NET ASSETS – 100.0%					$9,779,579,351

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2017.

(c)	Also represents the cost for federal tax purposes.

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$–	$1,257,915,595	$–	$1,257,915,595
Certificates of Deposit	–	2,403,809,996	–	2,403,809,996
Financial Company Commercial Paper	–	2,686,505,126	–	2,686,505,126
Other Commercial Paper	–	119,996,400	–	119,996,400
Other Notes	–	2,656,419,967	–	2,656,419,967
Government Agency Repurchase Agreements	–	123,000,000	–	123,000,000
Other Repurchase Agreements	–	300,000,000	–	300,000,000

Total Investments	$–	$9,547,647,084	$–	$9,547,647,084

See accompanying notes to schedule of investments.

State Street U.S. Government Money Market Portfolio

Schedule of Investments

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – 41.4%
Federal Farm Credit Bank(a)	1.030%	12/14/2017	12/14/2017	$20,000,000	$19,957,656
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.15%(b)	1.087%	10/02/2017	04/02/2018	200,000,000	200,000,000
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.12%(b)	1.112%	10/03/2017	10/03/2017	98,200,000	98,199,945
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.04%(b)	1.196%	10/02/2017	11/30/2017	150,000,000	149,996,887
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.04%(b)	1.201%	10/02/2017	10/30/2017	125,000,000	124,999,699
Federal Farm Credit Bank, 1 Month USD LIBOR + 0.07%(b)	1.296%	10/07/2017	11/07/2017	150,000,000	149,999,387
Federal Farm Credit Bank, 1 Month USD LIBOR + 0.12%(b)	1.352%	10/21/2017	03/21/2018	37,800,000	37,848,585
Federal Farm Credit Bank, 1 Month USD LIBOR – 0.18%(b)	1.052%	10/02/2017	03/02/2018	115,000,000	115,000,000
Federal Farm Credit Bank, 1 Month USD LIBOR + 0.13%(b)	1.362%	10/04/2017	12/04/2017	125,000,000	125,031,267
Federal Home Loan Bank, 3 Month USD LIBOR – 0.35%(b)	0.957%	10/22/2017	01/22/2018	171,400,000	171,400,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.29%(b)	1.009%	10/03/2017	10/03/2017	73,900,000	73,900,000
Federal Home Loan Bank(a)	1.029%	10/11/2017	10/11/2017	163,000,000	162,953,409
Federal Home Loan Bank(a)	1.032%	11/29/2017	11/29/2017	382,000,000	381,353,911
Federal Home Loan Bank(a)	1.035%	11/17/2017	11/17/2017	399,000,000	398,460,851
Federal Home Loan Bank(a)	1.035%	11/28/2017	11/28/2017	381,000,000	380,366,487
Federal Home Loan Bank(a)	1.039%	11/15/2017	11/15/2017	248,500,000	248,177,261
Federal Home Loan Bank(a)	1.041%	12/01/2017	12/01/2017	199,000,000	198,648,981
Federal Home Loan Bank(a)	1.047%	12/06/2017	12/06/2017	497,500,000	496,545,049
Federal Home Loan Bank(a)	1.049%	12/20/2017	12/20/2017	251,000,000	250,414,891
Federal Home Loan Bank(a)	1.050%	12/07/2017	12/07/2017	392,000,000	391,233,967
Federal Home Loan Bank(a)	1.055%	10/04/2017	10/04/2017	250,000,000	249,978,021
Federal Home Loan Bank(a)	1.055%	10/06/2017	10/06/2017	350,000,000	349,948,715
Federal Home Loan Bank(a)	1.058%	10/18/2017	10/18/2017	300,000,000	299,850,117
Federal Home Loan Bank(a)	1.070%	11/16/2017	11/16/2017	50,000,000	49,931,639
Federal Home Loan Bank(a)	1.074%	11/01/2017	11/01/2017	200,000,000	199,815,033
Federal Home Loan Bank(a)	1.080%	01/09/2018	01/09/2018	157,300,000	156,828,100
Federal Home Loan Bank(a)	1.085%	01/12/2018	01/12/2018	98,300,000	97,994,847
Federal Home Loan Bank, 1 Month USD LIBOR – 0.15%(b)	1.092%	10/25/2017	01/25/2018	211,000,000	211,000,000
Federal Home Loan Bank(a)	1.095%	10/24/2017	10/24/2017	50,000,000	49,965,021
Federal Home Loan Bank(a)	1.100%	11/27/2017	11/27/2017	496,000,000	495,136,133
Federal Home Loan Bank, 1 Month USD LIBOR – 0.13%(b)	1.105%	10/09/2017	01/09/2018	185,700,000	185,700,000

See accompanying notes to schedule of investments.

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Bank(a)	1.134%	01/19/2018	01/19/2018	$150,000,000	$149,480,250
Federal Home Loan Bank(a)	1.145%	01/03/2018	01/03/2018	250,000,000	249,252,569
Federal Home Loan Bank, 3 Month USD LIBOR – 0.28%(b)	1.040%	12/15/2017	12/15/2017	200,000,000	200,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.17%(b)	1.067%	10/01/2017	02/01/2018	100,000,000	100,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.16%(b)	1.074%	10/18/2017	10/18/2017	234,400,000	234,400,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.15%(b)	1.089%	10/18/2017	01/18/2018	105,500,000	105,500,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.08%(b)	1.157%	10/14/2017	12/14/2017	250,000,000	250,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.08%(b)	1.231%	11/01/2017	11/01/2017	50,000,000	50,000,000
Federal Home Loan Bank, 1 Month USD LIBOR + 0.01%(b)	1.244%	10/02/2017	11/28/2017	250,000,000	249,997,983
Federal Home Loan Bank, 3 Month USD LIBOR – 0.39%(b)	0.929%	10/26/2017	01/26/2018	413,000,000	413,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.12%(b)	1.117%	10/01/2017	08/01/2018	338,100,000	338,100,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.18%(b)	1.135%	11/15/2017	11/15/2017	250,000,000	250,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.19%(b)	1.141%	12/28/2017	06/28/2018	398,550,000	398,550,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.01%(b)	1.222%	10/02/2017	10/02/2017	275,000,000	275,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.13%(b)	1.101%	10/05/2017	01/05/2018	701,200,000	701,200,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.08%(b)	1.156%	10/13/2017	12/13/2017	148,300,000	148,300,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.32%(b)	0.979%	10/03/2017	04/03/2018	243,000,000	243,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.32%(b)	1.011%	12/28/2017	03/28/2018	81,000,000	81,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.12%(b)	1.119%	10/17/2017	08/17/2018	335,300,000	335,332,080
Federal Home Loan Bank, 1 Month USD LIBOR – 0.08%(b)	1.162%	10/01/2017	03/01/2019	250,000,000	250,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.18%(b)	1.129%	11/13/2017	11/13/2017	125,000,000	125,000,000
Federal Home Loan Bank, 3 Month USD LIBOR – 0.28%(b)	1.037%	12/13/2017	12/13/2017	94,900,000	94,900,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.16%(b)	1.077%	10/06/2017	10/06/2017	210,400,000	210,400,000

See accompanying notes to schedule of investments.

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Bank, 1 Month USD LIBOR – 0.13%(b)	1.107%	10/25/2017	07/25/2018	$507,000,000	$507,000,000
Federal Home Loan Bank, 1 Month USD LIBOR – 0.12%(b)	1.118%	10/26/2017	10/26/2018	850,000,000	849,916,194
Federal Home Loan Bank, 1 Month USD LIBOR – 0.08%(b)	1.154%	10/15/2017	12/15/2017	250,000,000	250,000,000
Federal Home Loan Bank, 1 Month USD LIBOR + 0.08%(b)	1.312%	10/08/2017	01/08/2018	50,000,000	50,026,913
Federal Home Loan Bank, 1 Month USD LIBOR + 0.01%(b)	1.242%	10/06/2017	04/06/2018	90,000,000	89,999,924
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.34%(b)	0.965%	10/11/2017	01/11/2018	376,500,000	376,500,000
Federal Home Loan Mortgage Corp.(a)	1.000%	10/25/2017	10/25/2017	223,750,000	223,600,833
Federal Home Loan Mortgage Corp.(a)	1.010%	11/27/2017	11/27/2017	108,214,000	108,040,948
Federal Home Loan Mortgage Corp.(a)	1.010%	12/01/2017	12/01/2017	61,600,000	61,494,578
Federal Home Loan Mortgage Corp.(a)	1.015%	10/06/2017	10/06/2017	446,400,000	446,337,070
Federal Home Loan Mortgage Corp.(a)	1.030%	12/11/2017	12/11/2017	197,144,000	196,743,524
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.23%(b)	1.074%	10/17/2017	07/17/2018	100,000,000	99,988,601
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR – 0.16%(b)	1.075%	10/11/2017	05/11/2018	631,400,000	631,400,000
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR – 0.15%(b)	1.087%	10/21/2017	06/21/2018	646,400,000	646,400,000
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.08%(b)	1.246%	12/21/2017	12/21/2017	75,000,000	75,000,000
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.03%(b)	1.273%	10/08/2017	01/08/2018	118,400,000	118,470,198
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR + 0.04%(b)	1.276%	10/13/2017	11/13/2017	250,000,000	250,000,000
Federal Home Loan Mortgage Corp.(a)	1.000%	10/26/2017	10/26/2017	14,474,000	14,463,949
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR – 0.35%(b)	0.973%	12/22/2017	12/22/2017	395,000,000	395,000,000
Federal National Mortgage Assoc.(a)	1.014%	11/29/2017	11/29/2017	362,039,000	361,437,351
Federal National Mortgage Assoc.(a)	1.020%	12/01/2017	12/01/2017	387,200,000	386,530,789
Federal National Mortgage Assoc.(a)	1.025%	12/20/2017	12/20/2017	136,000,000	135,690,222
Federal National Mortgage Assoc.(a)	1.035%	10/04/2017	10/04/2017	358,500,000	358,469,079
Federal National Mortgage Assoc.(a)	1.040%	10/10/2017	10/10/2017	250,000,000	249,935,000
Federal National Mortgage Assoc.(a)	1.050%	10/02/2017	10/02/2017	396,600,000	396,588,432
Federal National Mortgage Assoc.(a)	1.050%	10/18/2017	10/18/2017	956,100,000	955,625,934
Federal National Mortgage Assoc.(a)	1.060%	10/23/2017	10/23/2017	478,000,000	477,690,362
Federal National Mortgage Assoc.(a)	1.130%	01/03/2018	01/03/2018	88,073,000	87,813,136
Federal National Mortgage Assoc., 1 Month USD LIBOR + 0.01%(b)	1.241%	10/05/2017	10/05/2017	75,000,000	74,999,679

See accompanying notes to schedule of investments.

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT – (continued)
Federal National Mortgage Assoc., 3 Month USD LIBOR – 0.03%(b)	1.275%	10/11/2017	01/11/2018	$125,000,000	$125,000,000
Federal National Mortgage Assoc., 3 Month USD LIBOR – 0.05%(b)	1.276%	12/21/2017	03/21/2018	250,000,000	250,199,400

TOTAL GOVERNMENT AGENCY DEBT					21,223,410,857

TREASURY DEBT – 17.0%
U.S. Treasury Bill(a)	1.015%	11/16/2017	11/16/2017	400,000,000	399,481,222
U.S. Treasury Bill(a)	1.038%	10/12/2017	10/12/2017	499,000,000	498,841,977
U.S. Treasury Bill(a)	1.040%	11/09/2017	11/09/2017	400,000,000	399,549,333
U.S. Treasury Bill(a)	1.043%	01/02/2018	01/02/2018	399,800,000	398,724,930
U.S. Treasury Bill(a)	1.045%	10/05/2017	10/05/2017	700,000,000	699,919,111
U.S. Treasury Bill(a)	1.060%	11/30/2017	11/30/2017	200,000,000	199,646,667
U.S. Treasury Bill(a)	1.070%	12/07/2017	12/07/2017	150,000,000	149,701,292
U.S. Treasury Bill(a)	1.078%	11/02/2017	11/02/2017	400,000,000	399,617,822
U.S. Treasury Bill(a)	1.100%	12/14/2017	12/14/2017	650,000,000	648,595,363
U.S. Treasury Bill(a)	1.120%	12/21/2017	12/21/2017	1,120,750,000	1,118,036,970
U.S. Treasury Bill(a)	1.163%	10/26/2017	10/26/2017	600,000,000	599,509,075
U.S. Treasury Bill(a)	1.178%	03/22/2018	03/22/2018	488,900,000	486,148,000
U.S. Treasury Note(a)	1.073%	10/31/2017	10/31/2017	250,000,000	249,934,258
U.S. Treasury Note(a)	1.076%	10/15/2017	10/15/2017	49,900,000	49,896,154
U.S. Treasury Note, 3 Month USD MMY + 0.07%(b)	1.123%	10/02/2017	04/30/2019	253,000,000	253,114,216
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	1.193%	10/02/2017	01/31/2019	170,000,000	170,266,484
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	1.221%	10/02/2017	10/31/2017	298,900,000	298,912,681
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	1.227%	10/02/2017	07/31/2018	678,566,000	679,022,655
U.S. Treasury Note, 3 Month USD MMY + 0.19%(b)	1.243%	10/03/2017	04/30/2018	650,500,000	650,921,041
U.S. Treasury Note, 3 Month USD MMY + 0.27%(b)	1.325%	10/02/2017	01/31/2018	382,000,000	382,400,604

TOTAL TREASURY DEBT					8,732,239,855

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 9.6%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by Federal National Mortgage Associations, 2.125% – 6.250% due 04/24/2026 – 05/15/2029, and a U.S. Treasury Note, 3.125% due 05/15/2019, valued at $94,868,221); expected proceeds $93,008,060	1.040%	10/02/2017	10/02/2017	93,000,000	93,000,000

See accompanying notes to schedule of investments.

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Barclays Bank PLC and Bank of New York Mellon (Tri-Party), dated 09/28/2017 (collateralized by Government National Mortgage Associations, 3.500% – 6.500% due 04/20/2026 – 08/20/2047, valued at $510,000,000); expected proceeds $500,099,167	1.020%	10/05/2017	10/05/2017	$500,000,000	$500,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Treasury Bill, 0.000% due 01/04/2018, Federal Home Loan Mortgage Corporations, 0.000% – 1.100% due 10/04/2017 – 12/14/2029, U.S. Treasury Bonds, 8.875% – 9.125% due 05/15/2018 – 02/15/2019, and a U.S. Treasury Note, 1.375% due 01/31/2021, valued at $54,060,010); expected proceeds $53,004,549	1.030%	10/02/2017	10/02/2017	53,000,000	53,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by Federal Home Loan Banks, 0.625% – 1.383% due 08/07/2018 – 09/28/2020, Federal Home Loan Discount Notes, 0.000% due 10/11/2017 – 02/01/2018, Federal Home Loan Mortgage Corporations, 1.050% – 1.375% due 03/29/2018 – 05/01/2020, and Federal National Mortgage Associations, 1.300% – 1.375% due 12/30/2019 – 02/26/2021, valued at $204,000,453); expected proceeds $200,040,833	1.050%	10/06/2017	10/06/2017	200,000,000	200,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by Federal Home Loan Banks, 0.875% – 1.383% due 06/29/2018 – 09/28/2020, a Federal Home Loan Discount Note, 0.000% due 04/02/2018, a Federal Home Loan Mortgage Corporation, 1.625% due 09/29/2020, and a Federal National Mortgage Association, 1.700% due 09/29/2020, valued at $204,000,960); expected proceeds $200,017,833	1.070%	10/02/2017	10/02/2017	200,000,000	200,000,000

See accompanying notes to schedule of investments.

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/28/2017 (collateralized by Federal Farm Credit Banks, 1.300% – 3.000% due 09/04/2018 – 05/19/2036, Federal Home Loan Banks, 0.750% – 3.000% due 11/21/2017 – 09/06/2041, a Federal Home Loan Discount Note, 0.000% due 01/31/2018, Federal Home Loan Mortgage Corporations, 0.875% – 1.700% due 12/15/2017 – 06/30/2021, and Federal National Mortgage Associations, 1.375% – 1.750% due 12/27/2019 – 06/09/2031, valued at $255,000,427); expected proceeds $250,049,583	1.020%	10/05/2017	10/05/2017	$250,000,000	$250,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/29/2017 (collateralized by Federal Home Loan Banks, 3.375% – 5.625% due 06/08/2029 – 03/14/2036, Federal National Mortgage Associations, 5.625% – 6.625% due 11/15/2030 – 07/15/2037, and a U.S. Treasury Note, 2.375% due 05/15/2027, valued at $103,022,528); expected proceeds $101,009,006	1.070%	10/02/2017	10/02/2017	101,000,000	101,000,000

Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/18/2017 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 6.750% due 10/31/2017 – 08/15/2038, Federal National Mortgage Associations, 1.687% – 2.237% due 06/25/2021 – 05/25/2037, Government National Mortgage Associations, 1.428% – 1.778% due 08/16/2022 – 05/20/2037, a Resolution Funding Strip, 0.000% due 10/15/2020, U.S. Treasury Bills, 0.000% due 12/28/2017 – 01/02/2018, a U.S. Treasury Bond, 2.500% due 02/15/2046, a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2041, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, and U.S. Treasury Notes, 0.875% – 2.750% due 10/15/2017 – 10/31/2023, valued at $665,730,016); expected proceeds $650,347,750

	1.070%	10/06/2017	10/06/2017	650,000,000	650,000,000

See accompanying notes to schedule of investments.

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a Federal National Mortgage Association, 1.000% due 04/30/2018, a Federal Home Loan Mortgage Corporation, 2.234% due 08/15/2038, a U.S. Treasury Bond, 8.500% due 02/15/2020, and U.S. Treasury Notes, 1.875% – 2.500% due 02/28/2022 – 11/15/2024, valued at $306,000,093); expected proceeds $300,026,000	1.040%	10/02/2017	10/02/2017	$300,000,000	$300,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a Federal Farm Credit Bank, 2.400% due 09/21/2026, a Federal Home Loan Mortgage Corporation, 1.125% due 06/05/2020, a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2023, and U.S. Treasury Notes, 2.000% – 2.125% due 07/31/2020 – 02/29/2024, valued at $264,203,118); expected proceeds $259,022,663	1.050%	10/02/2017	10/02/2017	259,000,000	259,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 5.500% due 12/01/2024 – 05/01/2047, and Federal National Mortgage Associations, 2.000% – 6.000% due 12/01/2021 – 06/01/2056, valued at $2,346,207,230); expected proceeds $2,300,203,167	1.060%	10/02/2017	10/02/2017	2,300,000,000	2,300,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					4,906,000,000

TREASURY REPURCHASE AGREEMENTS – 26.1%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by U.S. Treasury Bills, 0.000% due 10/19/2017 – 01/04/2018, U.S. Treasury Bonds, 2.875% – 3.125% due 08/15/2044 – 11/15/2046, and U.S. Treasury Notes, 0.750% – 2.250% due 10/31/2017 – 11/15/2025, valued at $522,285,316); expected proceeds $512,044,373	1.040%	10/02/2017	10/02/2017	512,000,000	512,000,000

See accompanying notes to schedule of investments.

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Barclays Bank PLC and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Treasury Note, 1.125% due 01/31/2019, valued at $306,000,041); expected proceeds $300,026,500	1.060%	10/02/2017	10/02/2017	$300,000,000	$300,000,000
Agreement with Barclays Bank PLC and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by U.S. Treasury Inflation Index Bonds, 0.750% – 3.875% due 04/15/2028 – 02/15/2042, U.S. Treasury Inflation Index Notes, 0.125% – 1.875% due 04/15/2018 – 07/15/2026, and U.S. Treasury Notes, 1.375% – 2.000% due 12/15/2019 – 07/31/2022, valued at $1,344,360,008); expected proceeds $1,318,114,227	1.040%	10/02/2017	10/02/2017	1,318,000,000	1,318,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Treasury Inflation Index Bond, 1.375% due 02/15/2044, valued at $156,060,052); expected proceeds $153,013,005	1.020%	10/02/2017	10/02/2017	153,000,000	153,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by U.S. Treasury Notes, 1.375% – 2.250% due 03/31/2019 – 02/29/2024, valued at $561,000,008); expected proceeds $550,113,361	1.060%	10/06/2017	10/06/2017	550,000,000	550,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/22/2017 (collateralized by U.S. Treasury Notes, 1.125% – 2.750% due 05/31/2019 – 02/15/2024, valued at $346,800,092); expected proceeds $340,138,833	1.050%	10/06/2017	10/06/2017	340,000,000	340,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/25/2017 (collateralized by a U.S. Treasury Bond, 5.375% due 02/15/2031, and a U.S. Treasury Inflation Index Note, 1.125% due 01/15/2021, valued at $102,000,003); expected proceeds $100,020,028	1.030%	10/02/2017	10/02/2017	100,000,000	100,000,000

See accompanying notes to schedule of investments.

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/27/2017 (collateralized by U.S. Treasury Notes, 1.250% – 2.375% due 11/30/2018 – 08/15/2024, valued at $510,000,058); expected proceeds $500,101,111	1.040%	10/04/2017	10/04/2017	$500,000,000	$500,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/28/2017 (collateralized by a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $153,000,008); expected proceeds $150,030,333	1.040%	10/05/2017	10/05/2017	150,000,000	150,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by U.S. Treasury Bonds, 2.750% – 8.000% due 11/15/2021 – 11/15/2042, and a U.S. Treasury Note, 3.375% due 11/15/2019, valued at $3,191,265,946); expected proceeds $3,191,265,917	1.000%	10/02/2017	10/02/2017	3,191,000,000	3,191,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Treasury Bond, 4.250% due 05/15/2039, and a U.S. Treasury Note, 1.375% due 02/15/2020, valued at $255,000,004); expected proceeds $250,020,833	1.000%	10/02/2017	10/02/2017	250,000,000	250,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party) dated 09/27/2017 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2018 – 05/15/2027, valued at $306,002,113); expected proceeds $300,058,917	1.010%	10/04/2017	10/04/2017	300,000,000	300,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Treasury Bond, 4.750% due 02/15/2041, a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2023, and U.S. Treasury Notes, 0.750% – 2.125% due 10/31/2017 – 08/15/2021, valued at $450,840,681); expected proceeds $442,038,675	1.050%	10/02/2017	10/02/2017	442,000,000	442,000,000

See accompanying notes to schedule of investments.

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Lloyds Bank PLC, dated 08/16/2017 (collateralized by U.S. Treasury Inflation Index Bonds, 0.125% – 2.500% due 01/15/2023 – 02/15/2043, and a U.S. Treasury Bond, 1.625% due 06/30/2020, valued at $230,063,049); expected proceeds $225,661,250(c)	1.150%	10/02/2017	11/16/2017	$225,000,000	$225,000,000
Agreement with Lloyds Bank PLC, dated 09/07/2017 (collateralized by U.S. Treasury Inflation Index Bonds, 0.125% – 2.500% due 01/15/2022 – 02/15/2043, and U.S. Treasury Bonds, 1.000% – 2.250% due 12/31/2018 – 08/15/2025, valued at $510,884,499); expected proceeds $501,478,750(c)	1.170%	12/07/2017	12/07/2017	500,000,000	500,000,000
Agreement with Lloyds Bank PLC, dated 09/27/2017 (collateralized by U.S. Treasury Inflation Index Bills, 0.125% – 0.375% due 04/15/2020 – 01/15/2027, U.S. Treasury Bonds, 0.875% – 2.250% due 07/15/2018 – 08/15/2025, and U.S. Treasury Inflation Index Bonds, 0.125% – 2.500% due 01/15/2022 – 02/15/2043, valued at $1,275,819,434); expected proceeds $1,250,250,347	1.030%	10/04/2017	10/04/2017	1,250,000,000	1,250,000,000
Agreement with MUFG Securities, dated 09/28/2017 (collateralized by U.S. Treasury Notes, 1.500% – 2.625% due 08/15/2020 – 11/15/2026, valued at $355,900,472); expected proceeds $350,121,333	1.040%	10/06/2017	10/06/2017	350,000,000	350,000,000
Agreement with MUFG Securities, dated 09/29/2017 (collateralized by U.S. Treasury Notes, 1.375% – 2.000% due 09/30/2018 – 02/15/2023, valued at $459,072,385); expected proceeds $450,038,625	1.030%	10/02/2017	10/02/2017	450,000,000	450,000,000
Agreement with MUFG Securities, dated 09/29/2017 (collateralized by U.S. Treasury Notes, 1.625% – 2.625% due 08/15/2020 – 02/15/2027, valued at $459,994,480); expected proceeds $450,091,000	1.030%	10/06/2017	10/06/2017	450,000,000	450,000,000

See accompanying notes to schedule of investments.

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/28/2017 (collateralized by U.S. Treasury Bonds, 3.125% – 4.375% due 11/15/2039 – 08/15/2044, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2019, and U.S. Treasury Notes, 0.750% – 2.000% due 03/15/2018 – 10/31/2021, valued at $816,000,023); expected proceeds $800,161,778	1.040%	10/05/2017	10/05/2017	$800,000,000	$800,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by U.S. Treasury Bonds, 3.000% – 4.375% due 11/15/2039 – 11/15/2044, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 07/15/2022 – 01/15/2027, and U.S. Treasury Notes, 0.750% – 2.500% due 02/28/2018 – 03/31/2024, valued at $765,000,012); expected proceeds $750,066,875	1.070%	10/02/2017	10/02/2017	750,000,000	750,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by U.S. Treasury Bills, 0.000% due 10/05/2017 – 07/19/2018, U.S. Treasury Bonds, 2.875% – 9.000% due 11/15/2018 – 05/15/2047, U.S. Treasury Inflation Index Bonds, 2.000% – 2.375% due 01/15/2025 – 01/15/2026, a U.S. Treasury Inflation Index Note, 0.250% due 01/15/2025, U.S. Treasury Notes, 0.750% – 4.250% due 10/31/2017 – 02/15/2027, and U.S. Treasury Strips, 0.000% due 11/15/2017 – 08/15/2027, valued at $510,000,036); expected proceeds $500,045,833	1.100%	10/02/2017	10/02/2017	500,000,000	500,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					13,381,000,000

TOTAL INVESTMENTS – 94.1%(d)(e)					48,242,650,712
Other Assets in Excess of Liabilities – 5.9%					3,053,190,884

NET ASSETS – 100.0%					$51,295,841,596

(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2017.
(c)	Illiquid security. These securities represent $725,000,000 or 1.4% of net assets as of September 30, 2017.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying notes to schedule of investments).
(e)	Also represents the cost for federal tax purposes.

See accompanying notes to schedule of investments.

State Street Treasury Money Market Portfolio

Schedule of Investments

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – 99.7%
U.S. Treasury Bill(a)	1.000%	11/24/2017	11/24/2017	$459,081,000	$458,390,172
U.S. Treasury Bill(a)	1.015%	11/16/2017	11/16/2017	400,000,000	399,481,222
U.S. Treasury Bill(a)	1.038%	10/12/2017	10/12/2017	1,562,447,000	1,561,975,973
U.S. Treasury Bill(a)	1.040%	11/09/2017	11/09/2017	900,000,000	899,034,750
U.S. Treasury Bill(a)	1.043%	01/02/2018	01/02/2018	449,900,000	448,687,862
U.S. Treasury Bill(a)	1.050%	10/19/2017	10/19/2017	1,759,227,000	1,758,371,877
U.S. Treasury Bill(a)	1.050%	12/28/2017	12/28/2017	646,000,000	644,346,517
U.S. Treasury Bill(a)	1.060%	11/30/2017	11/30/2017	575,000,000	574,025,417
U.S. Treasury Bill(a)	1.070%	12/07/2017	12/07/2017	575,000,000	573,901,479
U.S. Treasury Bill(a)	1.078%	11/02/2017	11/02/2017	1,229,535,000	1,228,453,001
U.S. Treasury Bill(a)	1.100%	12/14/2017	12/14/2017	640,000,000	638,623,573
U.S. Treasury Bill(a)	1.120%	12/21/2017	12/21/2017	800,000,000	798,083,936
U.S. Treasury Bill(a)	1.130%	01/04/2018	01/04/2018	74,250,000	74,028,591
U.S. Treasury Bill(a)	1.163%	10/26/2017	10/26/2017	1,798,500,000	1,797,234,286
U.S. Treasury Bill(a)	1.178%	03/22/2018	03/22/2018	141,850,000	141,051,523
U.S. Treasury Note(a)	1.073%	10/31/2017	10/31/2017	273,500,000	273,425,606
U.S. Treasury Note(a)	1.076%	10/15/2017	10/15/2017	15,600,000	15,598,798
U.S. Treasury Note, 3 Month USD MMY + 0.07%(b)	1.123%	10/02/2017	04/30/2019	72,000,000	72,032,498
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	1.193%	10/02/2017	01/31/2019	49,000,000	49,076,818
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	1.221%	10/02/2017	10/31/2017	225,500,000	225,503,848
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	1.223%	10/02/2017	10/31/2018	185,000,000	185,352,312
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	1.227%	10/02/2017	07/31/2018	400,000,000	400,346,406
U.S. Treasury Note, 3 Month USD MMY + 0.19%(b)	1.243%	10/03/2017	04/30/2018	536,820,000	537,057,903
U.S. Treasury Note, 3 Month USD MMY + 0.27%(b)	1.325%	10/02/2017	01/31/2018	689,000,000	689,568,551

TOTAL INVESTMENTS – 99.7%(c)(d)					14,443,652,919
Other Assets in Excess of Liabilities – 0.3%					37,314,887

NET ASSETS – 100.0%					$14,480,967,806

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2017.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying notes to schedule of investments).

(d)	Also represents the cost for federal tax purposes.

See accompanying notes to schedule of investments.

State Street Treasury Plus Money Market Portfolio

Schedule of Investments

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – 62.5%
U.S. Treasury Bill(a)	1.000%	11/24/2017	11/24/2017	$117,000,000	$116,824,500
U.S. Treasury Bill(a)	1.015%	11/16/2017	11/16/2017	200,000,000	199,740,611
U.S. Treasury Bill(a)	1.038%	10/12/2017	10/12/2017	500,000,000	499,846,996
U.S. Treasury Bill(a)	1.040%	11/09/2017	11/09/2017	200,000,000	199,774,667
U.S. Treasury Bill(a)	1.043%	01/02/2018	01/02/2018	249,900,000	249,228,014
U.S. Treasury Bill(a)	1.045%	10/05/2017	10/05/2017	725,000,000	724,919,681
U.S. Treasury Bill(a)	1.050%	10/19/2017	10/19/2017	200,000,000	199,895,000
U.S. Treasury Bill(a)	1.060%	11/30/2017	11/30/2017	350,000,000	349,404,583
U.S. Treasury Bill(a)	1.070%	12/07/2017	12/07/2017	175,000,000	174,660,812
U.S. Treasury Bill(a)	1.078%	11/02/2017	11/02/2017	250,000,000	249,761,156
U.S. Treasury Bill(a)	1.100%	12/14/2017	12/14/2017	450,000,000	449,035,051
U.S. Treasury Bill(a)	1.120%	12/21/2017	12/21/2017	750,000,000	748,209,936
U.S. Treasury Bill(a)	1.130%	01/04/2018	01/04/2018	50,000,000	49,850,903
U.S. Treasury Bill(a)	1.163%	10/26/2017	10/26/2017	400,000,000	399,672,720
U.S. Treasury Bill(a)	1.178%	03/22/2018	03/22/2018	102,000,000	101,425,842
U.S. Treasury Note(a)	1.073%	10/31/2017	10/31/2017	421,000,000	420,883,336
U.S. Treasury Note(a)	1.076%	10/15/2017	10/15/2017	10,700,000	10,699,175
U.S. Treasury Note, 3 Month USD MMY + 0.07%(b)	1.123%	10/02/2017	04/30/2019	53,000,000	53,023,940
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	1.193%	10/02/2017	01/31/2019	205,000,000	205,273,302
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	1.221%	10/02/2017	10/31/2017	285,900,000	285,892,460
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	1.223%	10/02/2017	10/31/2018	130,000,000	130,247,569
U.S. Treasury Note, 3 Month USD MMY + 0.17%(b)	1.227%	10/02/2017	07/31/2018	245,000,000	245,215,653
U.S. Treasury Note, 3 Month USD MMY + 0.19%(b)	1.243%	10/03/2017	04/30/2018	333,836,000	333,972,234
U.S. Treasury Note, 3 Month USD MMY + 0.27%(b)	1.325%	10/02/2017	01/31/2018	489,750,000	490,149,016

TOTAL TREASURY DEBT					6,887,607,157

See accompanying notes to schedule of investments.

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – 28.7%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Treasury Bill, 0.000% due 10/12/2017, a U.S. Treasury Bond, 2.875% due 08/15/2045, a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2041, U.S. Treasury Inflation Index Notes, 0.125% – 0.375% due 04/15/2019 – 07/15/2027, and U.S. Treasury Notes, 0.625% – 2.250% due 10/31/2017 – 11/15/2025, valued at $460,059,869); expected proceeds $451,039,087	1.040%	10/02/2017	10/02/2017	$451,000,000	$451,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Treasury Bond, 2.250% due 08/15/2046, U.S. Treasury Notes, 1.750% – 3.500% due 02/15/2022 – 04/30/2022, and U.S. Treasury Strips, 0.000% due 11/15/2017 – 08/15/2022, valued at $227,460,000); expected proceeds $223,018,955	1.020%	10/02/2017	10/02/2017	223,000,000	223,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Treasury Bill, 0.875% due 07/15/2018, valued at $17,340,063); expected proceeds $17,001,502	1.060%	10/02/2017	10/02/2017	17,000,000	17,000,000
Agreement with Credit Agricole Corporate & Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/22/2017 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2019, and a U.S. Treasury Note, 1.750% due 05/15/2022, valued at $35,700,101); expected proceeds $35,014,292	1.050%	10/06/2017	10/06/2017	35,000,000	35,000,000
Agreement with Credit Agricole Corporate & Investment Bank and Bank of New York Mellon (Tri-Party), dated 09/28/2017 (collateralized by a U.S. Treasury Inflation Index Note, 1.125% due 01/15/2021, valued at $102,000,090); expected proceeds $100,020,222	1.040%	10/05/2017	10/05/2017	100,000,000	100,000,000

See accompanying notes to schedule of investments.

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by a U.S. Treasury Bond, 2.750% due 11/15/2042, and U.S. Treasury Notes, 3.375% – 3.625% due 11/15/2019 – 02/15/2021, valued at $1,790,149,203 expected proceeds $1,790,149,167	1.000%	10/02/2017	10/02/2017	$1,790,000,000	$1,790,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/27/2017 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/2018 – 11/15/2026, valued at $102,004,950); expected proceeds $100,019,639	1.010%	10/04/2017	10/04/2017	100,000,000	100,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/18/2017 (collateralized by a U.S. Treasury Bill, 0.000% due 01/11/2018, U.S. Treasury Bonds, 2.250% – 3.625% due 02/15/2044 – 08/15/2046, U.S. Treasury Inflation Index Notes, 0.625% – 1.250% due 07/15/2020 – 07/15/2021, U.S. Treasury Notes, 1.125% – 2.000% due 04/30/2020 – 04/30/2024, and a U.S. Treasury Strip, 0.000% due 11/15/2025, valued at $102,000,000); expected proceeds $100,092,139	1.070%	10/06/2017	10/06/2017	100,000,000	100,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by U.S. Treasury Bills, 0.000% due 10/12/2017 – 01/14/2018, U.S. Treasury Bonds, 1.143% – 8.750% due 10/31/2018 – 08/15/2047, U.S. Treasury Inflation Index Bonds, 2.500% – 3.875% due 04/15/2028 – 04/15/2032, U.S. Treasury Inflation Index Notes, 0.125% – 2.125% due 01/15/2019 – 04/15/2022, and U.S. Treasury Notes, 0.625% – 4.250% due 09/30/2017 – 04/30/2024, valued at $153,000,094); expected proceeds $150,013,000	1.040%	10/02/2017	10/02/2017	150,000,000	150,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 01/15/2022 – 01/15/2024, valued at $21,012,060); expected proceeds $20,601,803	1.050%	10/02/2017	10/02/2017	20,600,000	20,600,000

See accompanying notes to schedule of investments.

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 09/29/2017 (collateralized by U.S. Treasury Bills, 0.000% due 01/18/2018 – 01/25/2018, U.S. Treasury Bonds, 3.000% – 4.250% due 11/15/2040 – 11/15/2045, and U.S. Treasury Notes, 1.250% – 2.250% due 08/31/2019 – 08/15/2027, valued at $181,575,913); expected proceeds $178,015,575	1.050%	10/02/2017	10/02/2017	$178,000,000	$178,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					3,164,600,000

TOTAL INVESTMENTS – 91.2%(c)(d)					10,052,207,157
Other Assets in Excess of Liabilities – 8.8%					966,449,659

NET ASSETS – 100.0%					$11,018,656,816

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at September 30, 2017.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying notes to schedule of investments).

(d)	Also represents the cost for federal tax purposes.

See accompanying notes to schedule of investments.

State Street Master Funds

Notes to Schedule of Investments

September 30, 2017 (Unaudited)

Security Valuation

The investments of the Portfolios are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments.

The State Street Money Market Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price.

The State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio, and the State Street Treasury Plus Money Market Portfolio securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Portfolios’ investments. The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

State Street Master Funds

Notes to Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolios had no transfers between levels for the period ended September 30, 2017.

Aggregate Unrealized Appreciation and Depreciation

As of September 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$9,546,977,248	$872,038	$202,202	$669,836

Quarterly Report

September 30, 2017

State Street Master Funds

State Street Equity 500 Index Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Equity 500 Index Portfolio

September 30, 2017 (Unaudited)

Schedule of Investments	1

Notes to Schedule of Investments	8

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

State Street Equity 500 Index Portfolio

Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 98.2%
Consumer Discretionary – 11.7%
Advance Auto Parts, Inc.	5,500	$545,600
Amazon.com, Inc.(a)	29,102	27,977,208
AutoZone, Inc.(a)	2,188	1,302,101
Best Buy Co., Inc.	19,913	1,134,245
BorgWarner, Inc.	13,223	677,414
CarMax, Inc.(a)	13,197	1,000,465
Carnival Corp.	29,749	1,920,893
CBS Corp. Class B	25,793	1,495,994
Charter Communications, Inc. Class A(a)	14,700	5,342,274
Chipotle Mexican Grill, Inc.(a)(b)	1,614	496,838
Coach, Inc.	19,000	765,320
Comcast Corp. Class A	340,130	13,088,202
D.R. Horton, Inc.	26,179	1,045,327
Darden Restaurants, Inc.	8,117	639,457
Delphi Automotive PLC	20,081	1,975,970
Discovery Communications, Inc. Class A(a)(b)	12,597	268,190
Discovery Communications, Inc. Class C(a)	13,397	271,423
DISH Network Corp. Class A(a)	17,000	921,910
Dollar General Corp.	19,287	1,563,211
Dollar Tree, Inc.(a)	17,482	1,517,787
Expedia, Inc.	9,323	1,341,953
Foot Locker, Inc.	10,100	355,722
Ford Motor Co.	281,260	3,366,682
Gap, Inc.(b)	15,364	453,699
Garmin, Ltd.(b)	9,160	494,365
General Motors Co.	95,577	3,859,399
Genuine Parts Co.	10,920	1,044,498
Goodyear Tire & Rubber Co.	19,613	652,132
H&R Block, Inc.	16,351	432,975
Hanesbrands, Inc.(b)	23,400	576,576
Harley-Davidson, Inc.(b)	12,385	597,081
Hasbro, Inc.	7,628	745,027
Hilton Worldwide Holdings, Inc.	13,700	951,465
Home Depot, Inc.	85,910	14,051,440
Interpublic Group of Cos., Inc.	31,928	663,783
Kohl’s Corp.(b)	12,388	565,512
L Brands, Inc.(b)	17,746	738,411
Leggett & Platt, Inc.	9,844	469,854
Lennar Corp. Class A	15,425	814,440
LKQ Corp.(a)	20,800	748,592
Lowe’s Cos., Inc.	61,512	4,917,269
Macy’s, Inc.(b)	24,361	531,557
Marriott International, Inc. Class A	22,652	2,497,610
Mattel, Inc.(b)	27,743	429,462
McDonald’s Corp.	58,415	9,152,462
MGM Resorts International	35,300	1,150,427
Michael Kors Holdings, Ltd.(a)	11,686	559,175
Mohawk Industries, Inc.(a)	4,569	1,130,873
Netflix, Inc.(a)	31,196	5,657,395
Newell Brands, Inc.	34,450	1,469,982
News Corp. Class A	28,814	382,074
News Corp. Class B	7,500	102,375
NIKE, Inc. Class B	94,102	4,879,189
Nordstrom, Inc.	7,756	365,695
O’Reilly Automotive, Inc.(a)	6,520	1,404,212
Omnicom Group, Inc.	17,450	1,292,522
Priceline Group, Inc.(a)	3,608	6,605,599
PulteGroup, Inc.	22,543	616,100
PVH Corp.	6,051	762,789
Ralph Lauren Corp.	4,136	365,167
Ross Stores, Inc.	27,244	1,759,145
Royal Caribbean Cruises, Ltd.	12,800	1,517,312
Scripps Networks Interactive, Inc. Class A	6,863	589,463
Signet Jewelers, Ltd.(b)	5,100	339,405
Starbucks Corp.	106,192	5,703,572
Target Corp.	38,944	2,298,085
Tiffany & Co.	6,581	604,004
Time Warner, Inc.	56,380	5,776,131
TJX Cos., Inc.	46,275	3,411,856
Tractor Supply Co.	9,774	618,596
TripAdvisor, Inc.(a)(b)	9,015	365,378
Twenty-First Century Fox, Inc. Class A	77,109	2,034,135
Twenty-First Century Fox, Inc. Class B	34,400	887,176
Ulta Salon Cosmetics & Fragrance, Inc.(a)	4,400	994,664
Under Armour, Inc. Class A(a)(b)	14,376	236,917
Under Armour, Inc. Class C(a)(b)	14,478	217,460
VF Corp.(b)	24,428	1,552,888
Viacom, Inc. Class B	24,341	677,653
Walt Disney Co.	112,493	11,088,435
Whirlpool Corp.	5,659	1,043,746
Wyndham Worldwide Corp.	7,746	816,506
Wynn Resorts, Ltd.(b)	5,859	872,522
Yum! Brands, Inc.	23,890	1,758,543

		186,308,961

Consumer Staples – 8.1%
Altria Group, Inc.	139,570	8,851,529
Archer-Daniels-Midland Co.	39,892	1,695,809
British American Tobacco PLC ADR	1	62
Brown-Forman Corp. Class B	12,022	652,795
Campbell Soup Co.	14,083	659,366
Church & Dwight Co., Inc.	17,800	862,410
Clorox Co.	9,479	1,250,375
Coca-Cola Co.	281,222	12,657,802
Colgate-Palmolive Co.	64,579	4,704,580
Conagra Brands, Inc.	30,951	1,044,287
Constellation Brands, Inc. Class A	12,276	2,448,448
Costco Wholesale Corp.	31,934	5,246,437
Coty, Inc. Class A(b)	37,840	625,495
CVS Health Corp.	74,727	6,076,800
Dr. Pepper Snapple Group, Inc.	13,903	1,229,998
Estee Lauder Cos., Inc. Class A	16,363	1,764,586
General Mills, Inc.	43,222	2,237,171
Hershey Co.	10,415	1,137,005
Hormel Foods Corp.(b)	21,098	678,090
J.M. Smucker Co.	8,855	929,155
Kellogg Co.	17,307	1,079,437
Kimberly-Clark Corp.	26,273	3,091,807
Kraft Heinz Co.	43,451	3,369,625
Kroger Co.	63,510	1,274,011
McCormick & Co., Inc.	8,061	827,381

See accompanying notes to schedule of investments.

1

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
Molson Coors Brewing Co. Class B	13,609	$1,111,039
Mondelez International, Inc. Class A	107,794	4,382,904
Monster Beverage Corp.(a)	30,087	1,662,307
PepsiCo, Inc.	104,538	11,648,669
Philip Morris International, Inc.	113,687	12,620,394
Procter & Gamble Co.	185,613	16,887,071
Sysco Corp.	35,635	1,922,508
Tyson Foods, Inc. Class A	21,491	1,514,041
Wal-Mart Stores, Inc.	105,499	8,243,692
Walgreens Boots Alliance, Inc.	67,013	5,174,744

		129,561,830

Energy – 6.0%
Anadarko Petroleum Corp.	41,744	2,039,195
Andeavor	10,249	1,057,184
Apache Corp.(b)	29,270	1,340,566
Baker Hughes a GE Co.	30,594	1,120,352
Cabot Oil & Gas Corp.	33,722	902,064
Chesapeake Energy Corp.(a)(b)	45,894	197,344
Chevron Corp.	138,334	16,254,245
Cimarex Energy Co.	6,942	789,097
Concho Resources, Inc.(a)(b)	11,100	1,462,092
ConocoPhillips	89,503	4,479,625
Devon Energy Corp.	38,850	1,426,184
EOG Resources, Inc.	41,463	4,011,131
EQT Corp.	12,543	818,305
Exxon Mobil Corp.	308,672	25,304,931
Halliburton Co.	62,267	2,866,150
Helmerich & Payne, Inc.(b)	7,974	415,525
Hess Corp.	20,244	949,241
Kinder Morgan, Inc.	140,676	2,698,166
Marathon Oil Corp.	65,189	883,963
Marathon Petroleum Corp.	36,502	2,047,032
National Oilwell Varco, Inc.(b)	26,341	941,164
Newfield Exploration Co.(a)	15,685	465,374
Noble Energy, Inc.	32,895	932,902
Occidental Petroleum Corp.	54,635	3,508,113
ONEOK, Inc.	27,904	1,546,161
Phillips 66	31,192	2,857,499
Pioneer Natural Resources Co.	12,724	1,877,299
Range Resources Corp.(b)	14,541	284,567
Schlumberger, Ltd.	101,793	7,101,080
TechnipFMC PLC(a)	29,109	812,723
Valero Energy Corp.	32,486	2,499,148
Williams Cos., Inc.	57,910	1,737,879

		95,626,301

Financials – 14.4%
Affiliated Managers Group, Inc.	4,276	811,713
Aflac, Inc.	28,237	2,298,209
Allstate Corp.	26,167	2,405,009
American Express Co.	53,452	4,835,268
American International Group, Inc.	63,532	3,900,229
Ameriprise Financial, Inc.	10,563	1,568,711
Aon PLC	18,482	2,700,220
Arthur J Gallagher & Co.	12,000	738,600
Assurant, Inc.	3,946	376,922
Bank of America Corp.	714,966	18,117,238
Bank of New York Mellon Corp.	75,791	4,018,439
BB&T Corp.	60,639	2,846,395
Berkshire Hathaway, Inc. Class B(a)	140,219	25,704,947
BlackRock, Inc.	8,918	3,987,149
Brighthouse Financial, Inc.(a)	7,075	430,160
Capital One Financial Corp.	36,068	3,053,517
CBOE Holdings, Inc.	8,200	882,566
Charles Schwab Corp.	87,389	3,822,395
Chubb, Ltd.	33,741	4,809,780
Cincinnati Financial Corp.	11,705	896,252
Citigroup, Inc.	198,493	14,438,381
Citizens Financial Group, Inc.	38,900	1,473,143
CME Group, Inc.	24,392	3,309,507
Comerica, Inc.	13,017	992,676
Discover Financial Services	27,677	1,784,613
E*TRADE Financial Corp.(a)	20,489	893,525
Everest Re Group, Ltd.	2,700	616,653
Fifth Third Bancorp	51,854	1,450,875
Franklin Resources, Inc.	22,151	985,941
Goldman Sachs Group, Inc.	26,188	6,211,532
Hartford Financial Services Group, Inc.	27,930	1,548,160
Huntington Bancshares, Inc.	75,965	1,060,471
Intercontinental Exchange, Inc.	42,225	2,900,857
Invesco, Ltd.	28,289	991,247
JPMorgan Chase & Co.	256,372	24,486,090
KeyCorp	82,179	1,546,609
Leucadia National Corp.	23,809	601,177
Lincoln National Corp.	16,710	1,227,851
Loews Corp.	20,312	972,132
M&T Bank Corp.	10,834	1,744,707
Marsh & McLennan Cos., Inc.	37,434	3,137,344
MetLife, Inc.	77,826	4,043,061
Moody’s Corp.	12,234	1,703,095
Morgan Stanley	104,255	5,021,963
Nasdaq, Inc.	9,225	715,583
Navient Corp.	16,541	248,446
Northern Trust Corp.	16,510	1,517,764
People’s United Financial, Inc.	22,434	406,953
PNC Financial Services Group, Inc.	35,142	4,736,087
Principal Financial Group, Inc.	18,426	1,185,529
Progressive Corp.	40,852	1,978,054
Prudential Financial, Inc.	30,737	3,267,958
Raymond James Financial, Inc.	9,600	809,568
Regions Financial Corp.	86,943	1,324,142
S&P Global, Inc.	18,798	2,938,315
State Street Corp.(c)	25,847	2,469,422
SunTrust Banks, Inc.	34,882	2,084,897
Synchrony Financial	55,271	1,716,165
T Rowe Price Group, Inc.	16,720	1,515,668
Torchmark Corp.	8,384	671,475
Travelers Cos., Inc.	20,598	2,523,667
Unum Group	17,324	885,776
US Bancorp	116,830	6,260,920
Wells Fargo & Co.	323,546	17,843,562
Willis Towers Watson PLC(b)	9,479	1,461,946
XL Group, Ltd.	20,520	809,514

See accompanying notes to schedule of investments.

2

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Financials – (continued)
Zions Bancorp	15,258	$719,872

		229,436,612

Health Care – 14.2%
Abbott Laboratories	125,749	6,709,967
AbbVie, Inc.	116,363	10,340,016
Aetna, Inc.	23,915	3,802,724
Agilent Technologies, Inc.	22,475	1,442,895
Alexion Pharmaceuticals, Inc.(a)	15,927	2,234,399
Align Technology, Inc.(a)	5,000	931,350
Allergan PLC	24,426	5,006,109
AmerisourceBergen Corp.	12,552	1,038,678
Amgen, Inc.	52,691	9,824,237
Anthem, Inc.	19,319	3,668,292
Baxter International, Inc.	36,370	2,282,217
Becton Dickinson and Co.	16,604	3,253,554
Biogen, Inc.(a)	15,147	4,742,829
Boston Scientific Corp.(a)	101,577	2,963,001
Bristol-Myers Squibb Co.	119,812	7,636,817
C.R. Bard, Inc.	5,462	1,750,571
Cardinal Health, Inc.	23,924	1,600,994
Celgene Corp.(a)	56,765	8,277,472
Centene Corp.(a)	11,700	1,132,209
Cerner Corp.(a)	22,263	1,587,797
Cigna Corp.	18,311	3,423,058
Cooper Cos., Inc.	3,300	782,463
Danaher Corp.	43,678	3,746,699
DaVita, Inc.(a)	11,472	681,322
DENTSPLY SIRONA, Inc.	17,366	1,038,660
Edwards Lifesciences Corp.(a)	15,790	1,726,005
Eli Lilly & Co.	71,257	6,095,324
Envision Healthcare Corp.(a)	9,118	409,854
Express Scripts Holding Co.(a)	40,747	2,580,100
Gilead Sciences, Inc.	94,246	7,635,811
HCA Healthcare, Inc.(a)	20,400	1,623,636
Henry Schein, Inc.(a)	11,000	901,890
Hologic, Inc.(a)	22,100	810,849
Humana, Inc.	10,217	2,489,168
IDEXX Laboratories, Inc.(a)	6,100	948,489
Illumina, Inc.(a)	10,900	2,171,280
Incyte Corp.(a)	11,900	1,389,206
Intuitive Surgical, Inc.(a)	2,652	2,773,674
Johnson & Johnson	194,741	25,318,277
Laboratory Corp. of America Holdings(a)	7,447	1,124,274
McKesson Corp.	15,831	2,431,800
Medtronic PLC	97,604	7,590,663
Merck & Co., Inc.	199,998	12,805,872
Mettler-Toledo International, Inc.(a)	1,800	1,127,088
Mylan NV(a)	39,107	1,226,786
Patterson Cos., Inc.(b)	6,459	249,640
PerkinElmer, Inc.	7,032	484,997
Perrigo Co. PLC(b)	9,814	830,755
Pfizer, Inc.	434,948	15,527,644
Quest Diagnostics, Inc.	10,158	951,195
Quintiles IMS Holdings, Inc.(a)	10,000	950,700
Regeneron Pharmaceuticals, Inc.(a)	5,658	2,529,805
ResMed, Inc.(b)	10,400	800,384
Stryker Corp.	23,495	3,336,760
Thermo Fisher Scientific, Inc.	28,612	5,413,390
UnitedHealth Group, Inc.	70,322	13,772,564
Universal Health Services, Inc. Class B	6,800	754,392
Varian Medical Systems, Inc.(a)	6,031	603,462
Vertex Pharmaceuticals, Inc.(a)	18,348	2,789,630
Waters Corp.(a)	6,215	1,115,717
Zimmer Biomet Holdings, Inc.	14,827	1,736,093
Zoetis, Inc.	36,628	2,335,401

		227,260,905

Industrials – 10.0%
3M Co.	43,543	9,139,676
Acuity Brands, Inc.	3,000	513,840
Alaska Air Group, Inc.	9,000	686,430
Allegion PLC	7,537	651,724
American Airlines Group, Inc.	31,600	1,500,684
AMETEK, Inc.	15,701	1,036,894
AO Smith Corp.	10,800	641,844
Arconic, Inc.	28,263	703,183
Boeing Co.	40,124	10,199,922
C.H. Robinson Worldwide, Inc.(b)	9,582	729,190
Caterpillar, Inc.	42,455	5,294,563
Cintas Corp.	5,722	825,570
CSX Corp.	64,959	3,524,675
Cummins, Inc.	10,744	1,805,314
Deere & Co.	23,354	2,933,029
Delta Air Lines, Inc.	48,566	2,341,853
Dover Corp.	10,545	963,708
Eaton Corp. PLC	32,399	2,487,919
Emerson Electric Co.	45,969	2,888,692
Equifax, Inc.	8,395	889,786
Expeditors International of Washington, Inc.	11,844	708,982
Fastenal Co.(b)	20,242	922,630
FedEx Corp.	17,950	4,049,161
Flowserve Corp.	9,555	406,947
Fluor Corp.	10,956	461,248
Fortive Corp.	22,139	1,567,220
Fortune Brands Home & Security, Inc.	10,100	679,023
General Dynamics Corp.	20,589	4,232,687
General Electric Co.	631,649	15,273,273
Honeywell International, Inc.	55,903	7,923,691
IHS Markit, Ltd.(a)	23,400	1,031,472
Illinois Tool Works, Inc.	23,071	3,413,585
Ingersoll-Rand PLC	19,016	1,695,657
Jacobs Engineering Group, Inc.	9,657	562,713
JB Hunt Transport Services, Inc.	5,500	610,940
Johnson Controls International PLC(b)	68,593	2,763,612
Kansas City Southern	7,004	761,195
L3 Technologies, Inc.	5,365	1,010,927
Lockheed Martin Corp.	17,890	5,551,088
Masco Corp.	21,639	844,137
Nielsen Holdings PLC	23,375	968,894
Norfolk Southern Corp.	20,768	2,746,360
Northrop Grumman Corp.	12,586	3,621,244
PACCAR, Inc.	26,035	1,883,372

See accompanying notes to schedule of investments.

3

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Industrials – (continued)
Parker-Hannifin Corp.	10,114	$1,770,152
Pentair PLC	11,791	801,316
Quanta Services, Inc.(a)	11,593	433,230
Raytheon Co.	20,936	3,906,239
Republic Services, Inc.	15,814	1,044,673
Robert Half International, Inc.	9,374	471,887
Rockwell Automation, Inc.	9,379	1,671,432
Rockwell Collins, Inc.	12,100	1,581,591
Roper Technologies, Inc.	7,535	1,834,019
Snap-on, Inc.(b)	4,572	681,274
Southwest Airlines Co.	40,127	2,246,310
Stanley Black & Decker, Inc.	11,650	1,758,801
Stericycle, Inc.(a)	6,604	472,979
Textron, Inc.	20,506	1,104,863
TransDigm Group, Inc.(b)	3,400	869,210
Union Pacific Corp.	58,538	6,788,652
United Continental Holdings, Inc.(a)	20,100	1,223,688
United Parcel Service, Inc. Class B	50,155	6,023,114
United Rentals, Inc.(a)	6,100	846,314
United Technologies Corp.	54,627	6,341,102
Verisk Analytics, Inc.(a)	10,300	856,857
W.W. Grainger, Inc.(b)	4,012	721,157
Waste Management, Inc.	28,604	2,238,835
Xylem, Inc.	14,134	885,212

		160,021,461

Information Technology – 22.8%
Accenture PLC Class A	45,282	6,116,240
Activision Blizzard, Inc.	55,000	3,548,050
Adobe Systems, Inc.(a)	36,013	5,372,419
Advanced Micro Devices, Inc.(a)(b)	57,800	736,950
Akamai Technologies, Inc.(a)	12,634	615,528
Alliance Data Systems Corp.	3,504	776,311
Alphabet, Inc. Class A(a)	21,623	21,054,748
Alphabet, Inc. Class C(a)	21,945	21,047,669
Amphenol Corp. Class A	22,880	1,936,563
Analog Devices, Inc.	25,870	2,229,218
ANSYS, Inc.(a)	5,600	687,288
Apple, Inc.	376,364	58,005,220
Applied Materials, Inc.	77,053	4,013,691
Autodesk, Inc.(a)	15,970	1,792,792
Automatic Data Processing, Inc.	32,165	3,516,278
Broadcom, Ltd.	29,235	7,090,657
CA, Inc.	24,759	826,455
Cadence Design Systems, Inc.(a)	20,400	805,188
Cars.com, Inc.(a)	1	27
Cisco Systems, Inc.	362,029	12,175,035
Citrix Systems, Inc.(a)	11,478	881,740
Cognizant Technology Solutions Corp. Class A	42,227	3,063,147
Corning, Inc.	66,550	1,991,176
CSRA, Inc.	9,732	314,052
DXC Technology Co.	21,191	1,819,883
eBay, Inc.(a)	70,358	2,705,969
Electronic Arts, Inc.(a)	23,121	2,729,665
F5 Networks, Inc.(a)	5,059	609,913
Facebook, Inc. Class A(a)	172,707	29,510,445
Fidelity National Information Services, Inc.	24,386	2,277,409
Fiserv, Inc.(a)	15,142	1,952,712
FLIR Systems, Inc.	11,839	460,655
Gartner, Inc.(a)	6,700	833,547
Global Payments, Inc.	11,275	1,071,463
Harris Corp.	8,598	1,132,185
Hewlett Packard Enterprise Co.	124,463	1,830,851
HP, Inc.	120,363	2,402,445
Intel Corp.	341,920	13,020,314
International Business Machines Corp.	62,247	9,030,795
Intuit, Inc.	17,326	2,462,718
Juniper Networks, Inc.	27,844	774,898
KLA-Tencor Corp.	11,473	1,216,138
Lam Research Corp.	11,581	2,142,948
Mastercard, Inc. Class A	68,249	9,636,759
Microchip Technology, Inc.(b)	16,206	1,454,975
Micron Technology, Inc.(a)	81,128	3,190,764
Microsoft Corp.	561,177	41,802,075
Motorola Solutions, Inc.	12,428	1,054,764
NetApp, Inc.	19,943	872,706
NVIDIA Corp.	42,912	7,671,378
Oracle Corp.	217,970	10,538,849
Paychex, Inc.	23,831	1,428,907
PayPal Holdings, Inc.(a)	80,758	5,170,935
Qorvo, Inc.(a)	9,800	692,664
QUALCOMM, Inc.	108,385	5,618,678
Red Hat, Inc.(a)	12,530	1,389,076
salesforce.com, Inc.(a)	49,005	4,578,047
Seagate Technology PLC	22,976	762,114
Skyworks Solutions, Inc.	13,600	1,385,840
Symantec Corp.	45,903	1,506,077
Synopsys, Inc.(a)	11,300	909,989
TE Connectivity, Ltd.	26,449	2,196,854
Texas Instruments, Inc.	71,106	6,373,942
Total System Services, Inc.	10,899	713,884
VeriSign, Inc.(a)(b)	6,920	736,219
Visa, Inc. Class A	133,340	14,032,702
Western Digital Corp.	21,706	1,875,398
Western Union Co.	37,340	716,928
Xerox Corp.	15,823	526,748
Xilinx, Inc.(b)	18,542	1,313,330

		364,731,997

Materials – 2.9%
Air Products & Chemicals, Inc.	16,207	2,450,822
Albemarle Corp.(b)	8,400	1,145,004
Avery Dennison Corp.	6,518	640,980
Ball Corp.	25,716	1,062,071
CF Industries Holdings, Inc.	16,730	588,227
DowDuPont, Inc.	170,032	11,771,315
Eastman Chemical Co.	10,672	965,709
Ecolab, Inc.	18,665	2,400,506
FMC Corp.	10,522	939,720
Freeport-McMoRan, Inc.(a)	99,564	1,397,879
International Flavors & Fragrances, Inc.	5,880	840,311
International Paper Co.	30,508	1,733,465
LyondellBasell Industries NV Class A	24,252	2,402,161
Martin Marietta Materials, Inc.	4,855	1,001,247

See accompanying notes to schedule of investments.

4

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Materials – (continued)
Monsanto Co.	31,494	$3,773,611
Mosaic Co.	27,716	598,388
Newmont Mining Corp.	36,973	1,386,857
Nucor Corp.	21,906	1,227,612
Packaging Corp. of America	6,900	791,292
PPG Industries, Inc.	18,988	2,063,236
Praxair, Inc.	20,800	2,906,592
Sealed Air Corp.	15,169	648,020
Sherwin-Williams Co.	6,087	2,179,389
Vulcan Materials Co.	9,790	1,170,884
WestRock Co.	19,148	1,086,266

		47,171,564

Real Estate – 2.9%
Alexandria Real Estate Equities, Inc. REIT	6,700	797,099
American Tower Corp. REIT	30,582	4,179,948
Apartment Investment & Management Co. Class A REIT	11,865	520,399
AvalonBay Communities, Inc. REIT	9,729	1,735,848
Boston Properties, Inc. REIT	11,421	1,403,412
CBRE Group, Inc. Class A(a)	21,708	822,299
Crown Castle International Corp. REIT	28,242	2,823,635
Digital Realty Trust, Inc. REIT	14,900	1,763,117
Duke Realty Corp. REIT	26,000	749,320
Equinix, Inc. REIT	5,738	2,560,869
Equity Residential REIT	27,038	1,782,615
Essex Property Trust, Inc. REIT	4,455	1,131,704
Extra Space Storage, Inc. REIT	9,500	759,240
Federal Realty Investment Trust REIT	5,400	670,734
GGP, Inc. REIT(b)	42,942	891,905
HCP, Inc. REIT	32,677	909,401
Host Hotels & Resorts, Inc. REIT	54,259	1,003,249
Iron Mountain, Inc. REIT	18,074	703,079
Kimco Realty Corp. REIT	32,916	643,508
Macerich Co. REIT	8,645	475,216
Mid-America Apartment Communities, Inc. REIT	8,800	940,544
Prologis, Inc. REIT	39,347	2,496,961
Public Storage REIT	11,152	2,386,417
Realty Income Corp. REIT(b)	19,800	1,132,362
Regency Centers Corp. REIT	10,899	676,174
SBA Communications Corp. REIT(a)	8,800	1,267,640
Simon Property Group, Inc. REIT	22,535	3,628,360
SL Green Realty Corp. REIT	8,000	810,560
UDR, Inc. REIT	20,100	764,403
Ventas, Inc. REIT	26,803	1,745,679
Vornado Realty Trust REIT	13,046	1,002,976
Welltower, Inc. REIT	26,881	1,889,197
Weyerhaeuser Co. REIT	55,198	1,878,388

		46,946,258

Telecommunication Services – 2.1%
AT&T, Inc.	449,118	17,591,952
CenturyLink, Inc.(b)	37,273	704,460
Level 3 Communications, Inc.(a)	21,500	1,145,735
Verizon Communications, Inc.	297,651	14,730,748

		34,172,895

Utilities – 3.1%
AES Corp.	49,859	549,446
Alliant Energy Corp.	14,700	611,079
Ameren Corp.	16,456	951,815
American Electric Power Co., Inc.	35,743	2,510,588
American Water Works Co., Inc.	12,300	995,193
CenterPoint Energy, Inc.	33,235	970,794
CMS Energy Corp.	18,801	870,862
Consolidated Edison, Inc.	21,500	1,734,620
Dominion Energy, Inc.	46,868	3,605,555
DTE Energy Co.	13,239	1,421,339
Duke Energy Corp.	51,591	4,329,517
Edison International	24,205	1,867,900
Entergy Corp.	12,200	931,592
Eversource Energy	22,043	1,332,279
Exelon Corp.	69,359	2,612,754
FirstEnergy Corp.	32,229	993,620
NextEra Energy, Inc.	33,957	4,976,398
NiSource, Inc.	23,078	590,566
NRG Energy, Inc.	22,498	575,724
PG&E Corp.	37,712	2,567,810
Pinnacle West Capital Corp.	8,756	740,408
PPL Corp.	50,456	1,914,805
Public Service Enterprise Group, Inc.	37,536	1,736,040
SCANA Corp.	11,501	557,684
Sempra Energy	17,624	2,011,427
Southern Co.	73,384	3,606,090
WEC Energy Group, Inc.	23,287	1,461,958
Xcel Energy, Inc.	37,600	1,779,232

		48,807,095

TOTAL COMMON STOCKS (Cost $500,777,190)		1,570,045,879

SHORT-TERM INVESTMENTS – 2.0%
Money Market Funds – 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96%(d)(e)	25,972,668	25,972,668
State Street Navigator Securities Lending Government Money Market Portfolio(d)(f)	4,182,126	4,182,126

		30,154,794

See accompanying notes to schedule of investments.

5

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT SECURITY – 0.1%
U.S. Treasury Bill 0.53%, 2/1/2018(g)(h)	$1,135,000	$1,130,893

TOTAL SHORT-TERM INVESTMENTS (Cost $31,285,470)		31,285,687

TOTAL INVESTMENTS – 100.2% (Cost $532,062,660)		1,601,331,566
Liabilities in Excess of Other Assets – (0.2)%		(3,091,883)

NET ASSETS – 100.0%		$1,598,239,683

(a)	Non-income producing security.

(b)	All or a portion of the shares of the security are on loan at September 30, 2017.

(c)	The Portfolio invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(d)

The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at September 30, 2017.

(f)	Investment of cash collateral for securities loaned.

(g)	The rate shown is the yield-to-maturity from date of acquisition.

(h)	All or part of this security has been designated as collateral for futures contracts.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At September 30, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
E-Mini S&P 500 Index (long)	12/15/2017	222	27,403,432	$27,928,710	$525,278

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Consumer Discretionary	$186,308,961	$–	$–	$186,308,961
Consumer Staples	129,561,830	–	–	129,561,830
Energy	95,626,301	–	–	95,626,301
Financials	229,436,612	–	–	229,436,612
Health Care	227,260,905	–	–	227,260,905
Industrials	160,021,461	–	–	160,021,461
Information Technology	364,731,997	–	–	364,731,997
Materials	47,171,564	–	–	47,171,564
Real Estate	46,946,258	–	–	46,946,258
Telecommunication Services	34,172,895	–	–	34,172,895
Utilities	48,807,095	–	–	48,807,095
Short-Term Investments
Money Market Funds	30,154,794	–	–	30,154,794
U.S. Government Security	–	1,130,893	–	1,130,893

Total Investments	$1,600,200,673	$1,130,893	$–	$1,601,331,566

Other Financial Instruments:
Futures Contracts(a)	525,278	–	–	525,278

Total Investments and Other Financial Instruments	$1,600,725,951	$1,130,893	$–	$1,601,856,844

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedule of investments.

6

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Number of shares held at 9/30/17	Value at 9/30/17	Dividend income
State Street Corp.	27,747	$2,156,497	$–	$151,033	$43,261	$420,697	25,847	$2,469,422	$31,221
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	–	65,644,843	39,672,175	–	–	25,972,668	25,972,668	85,761
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,425,570	18,425,570	78,281,942	96,707,512	–	–	–	–	42,426
State Street Navigator Securities Lending Government Money Market Portfolio	–	–	15,023,528	10,841,402	–	–	4,182,126	4,182,126	8,555

TOTAL		$20,582,067	$158,950,313	$147,372,122	$43,261	$420,697		$32,624,216	$167,963

See accompanying notes to schedule of investments.

7

State Street Master Funds

Notes to Schedule of Investments

September 30, 2017

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

8

State Street Master Funds

Notes to Schedule of Investments — (continued)

September 30, 2017

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2017, is disclosed in the Portfolio’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no transfers between levels for the period ended September 30, 2017.

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended September 30, 2017, the Portfolio entered into futures contracts for cash equitization, for return enhancement and to facilitate daily liquidity.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street Corp., affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2017 are disclosed in the Schedule of Investments.

9

State Street Master Funds

Notes to Schedule of Investments — (continued)

September 30, 2017

Aggregate Unrealized Appreciation and Depreciation

As of September 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Portfolio	$532,062,660	$1,081,401,806	$11,607,622	$1,069,794,184

10

Quarterly Report

September 30, 2017

State Street Master Funds

State Street International Developed Equity Index Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Quarterly Report

September 30, 2017 (Unaudited)

Schedule of Investments	1

Notes to Schedule of Investments	13

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

State Street International Developed Equity Index Portfolio

Schedule of Investments

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – 98.2%
Australia – 6.8%
AGL Energy, Ltd.	118,543	$2,173,754
Alumina, Ltd.(a)	419,565	724,265
Amcor, Ltd.	215,707	2,574,360
AMP, Ltd.	532,462	2,017,956
APA Group	212,702	1,393,586
Aristocrat Leisure, Ltd.	98,993	1,631,171
ASX, Ltd.	34,158	1,405,232
Aurizon Holdings, Ltd.	390,597	1,501,761
AusNet Services	348,352	461,935
Australia & New Zealand Banking Group, Ltd.	534,482	12,413,682
Bank of Queensland, Ltd.	68,403	696,668
Bendigo & Adelaide Bank, Ltd.	97,158	885,088
BHP Billiton PLC	386,045	6,808,284
BHP Billiton, Ltd.	584,528	11,823,990
BlueScope Steel, Ltd.	110,632	952,277
Boral, Ltd.	205,051	1,089,247
Brambles, Ltd.	288,250	2,035,578
Caltex Australia, Ltd.	45,538	1,146,977
Challenger, Ltd.	108,660	1,061,488
CIMIC Group, Ltd.	18,465	640,539
Coca-Cola Amatil, Ltd.	110,525	670,372
Cochlear, Ltd.	10,235	1,278,598
Commonwealth Bank of Australia	310,896	18,356,821
Computershare, Ltd.	90,882	1,031,863
Crown Resorts, Ltd.	72,799	646,047
CSL, Ltd.	82,834	8,706,821
Dexus REIT	193,727	1,444,075
Domino’s Pizza Enterprises, Ltd.(a)	10,034	360,749
Flight Centre Travel Group, Ltd.(a)	12,119	428,008
Fortescue Metals Group, Ltd.	278,858	1,124,662
Goodman Group REIT	316,961	2,049,316
GPT Group REIT	317,230	1,234,616
Harvey Norman Holdings, Ltd.(a)	107,605	327,597
Healthscope, Ltd.	281,376	368,705
Incitec Pivot, Ltd.	297,683	840,877
Insurance Australia Group, Ltd.	443,789	2,218,155
LendLease Group	98,023	1,378,294
Macquarie Group, Ltd.	59,639	4,254,667
Medibank Pvt, Ltd.	489,758	1,122,122
Mirvac Group REIT	650,968	1,169,691
National Australia Bank, Ltd.	487,227	12,042,530
Newcrest Mining, Ltd.	138,138	2,278,357
Oil Search, Ltd.	241,796	1,328,076
Orica, Ltd.	67,209	1,042,581
Origin Energy, Ltd.(b)	319,729	1,876,547
Qantas Airways, Ltd.	81,530	372,960
QBE Insurance Group, Ltd.	247,370	1,942,929
Ramsay Health Care, Ltd.	24,959	1,219,696
REA Group, Ltd.	9,620	505,738
Santos, Ltd.(b)	363,770	1,147,437
Scentre Group REIT	987,359	3,044,693
SEEK, Ltd.	65,966	859,737
Sonic Healthcare, Ltd.	76,519	1,255,449
South32, Ltd.	965,547	2,477,405
Stockland REIT	425,646	1,436,127
Suncorp Group, Ltd.	241,524	2,473,128
Sydney Airport	197,974	1,104,469
Tabcorp Holdings, Ltd.	144,764	485,025
Tatts Group, Ltd.	259,104	809,157
Telstra Corp., Ltd.	779,581	2,134,826
TPG Telecom, Ltd.(a)	84,688	323,614
Transurban Group Stapled Security	379,171	3,534,495
Treasury Wine Estates, Ltd.	134,469	1,444,447
Vicinity Centres REIT	644,384	1,344,938
Wesfarmers, Ltd.	206,234	6,688,081
Westfield Corp. REIT	355,897	2,189,355
Westpac Banking Corp.	610,390	15,287,840
Woodside Petroleum, Ltd.	140,487	3,207,783
Woolworths, Ltd.	236,926	4,686,638

		180,993,952

Austria – 0.3%
ANDRITZ AG	14,225	822,425
Erste Group Bank AG(b)	54,596	2,358,737
OMV AG	27,483	1,601,451
Raiffeisen Bank International AG(b)	23,935	802,331
Voestalpine AG	21,677	1,105,657

		6,690,601

Belgium – 1.2%
Ageas	35,808	1,683,128
Anheuser-Busch InBev SA	138,060	16,533,624
Colruyt SA	11,037	565,432
Groupe Bruxelles Lambert SA	14,003	1,473,336
KBC Group NV	44,207	3,747,149
Proximus SADP	27,216	938,054
Solvay SA	13,514	2,019,397
Telenet Group Holding NV(b)	9,109	602,829
UCB SA	22,934	1,632,990
Umicore SA	16,732	1,384,441

		30,580,380

Chile – 0.0%(c)
Antofagasta PLC	76,960	979,874

China – 0.0%(c)
Yangzijiang Shipbuilding Holdings, Ltd.	386,100	406,586

Denmark – 1.8%
AP Moeller – Maersk A/S Class A	701	1,288,456
AP Moeller – Maersk A/S Class B	1,195	2,270,477
Carlsberg A/S Class B	20,056	2,195,238
Chr Hansen Holding A/S	17,535	1,504,242
Coloplast A/S Class B	21,979	1,784,214
Danske Bank A/S	136,946	5,478,014
DONG Energy A/S(d)	30,130	1,725,051
DSV A/S	33,781	2,556,061
Genmab A/S(b)	10,506	2,319,905
H Lundbeck A/S	13,897	802,056
ISS A/S	29,588	1,190,138
Novo Nordisk A/S Class B	334,076	15,974,594
Novozymes A/S Class B	41,998	2,155,677
Pandora A/S	19,146	1,890,328
TDC A/S	156,700	918,323

See accompanying notes to schedule of investments.

1

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Denmark – (continued)
Tryg A/S	20,264	$468,067
Vestas Wind Systems A/S	39,042	3,504,278
William Demant Holding A/S(b)	21,003	554,537

		48,579,656

Finland – 1.0%
Elisa Oyj	25,700	1,106,532
Fortum Oyj	75,813	1,513,785
Kone Oyj Class B	60,477	3,203,015
Metso Oyj	21,684	795,705
Neste Oyj	23,194	1,013,166
Nokia Oyj	1,052,841	6,322,913
Nokian Renkaat Oyj	20,335	904,626
Orion Oyj Class B	18,821	873,542
Sampo Oyj Class A	78,781	4,164,990
Stora Enso Oyj Class R	94,838	1,339,803
UPM-Kymmene Oyj	97,672	2,647,676
Wartsila Oyj Abp	25,644	1,815,948

		25,701,701

France – 10.3%
Accor SA	32,025	1,591,442
Aeroports de Paris	5,090	823,180
Air Liquide SA	71,683	9,563,315
Airbus SE	106,957	10,167,402
Alstom SA	29,273	1,243,585
Arkema SA	11,794	1,446,572
Atos SE	16,883	2,619,628
AXA SA	356,951	10,798,654
BNP Paribas SA	205,642	16,592,247
Bollore SA	145,930	729,580
Bouygues SA	39,477	1,873,788
Bureau Veritas SA	49,249	1,271,280
Capgemini SE	30,129	3,531,929
Carrefour SA	101,939	2,060,157
Casino Guichard Perrachon SA	9,801	581,422
Cie de Saint-Gobain	92,757	5,528,920
Cie Generale des Etablissements Michelin	30,581	4,464,876
CNP Assurances	29,292	686,693
Credit Agricole SA	206,931	3,762,466
Danone SA	106,827	8,381,921
Dassault Aviation SA	493	797,566
Dassault Systemes SE	23,023	2,329,570
Edenred	40,723	1,107,282
Eiffage SA	13,560	1,404,283
Electricite de France SA	104,089	1,264,379
Engie SA	330,938	5,622,043
Essilor International SA	38,599	4,779,922
Eurazeo SA	7,558	675,759
Eutelsat Communications SA	34,717	1,028,523
Fonciere Des Regions	5,920	615,109
Gecina SA REIT	8,489	1,376,897
Groupe Eurotunnel SE	89,839	1,083,318
Hermes International	5,857	2,953,493
ICADE REIT	6,016	536,751
Iliad SA	4,881	1,297,455
Imerys SA	6,262	565,954
Ingenico Group SA	9,998	947,934
Ipsen SA	7,077	940,805
JCDecaux SA	12,680	474,892
Kering	14,058	5,601,555
Klepierre SA REIT	41,883	1,644,362
L’Oreal SA	46,284	9,843,573
Lagardere SCA	20,176	675,610
Legrand SA	47,237	3,410,924
LVMH Moet Hennessy Louis Vuitton SE	50,585	13,960,673
Natixis SA	177,116	1,417,546
Orange SA	358,900	5,880,678
Pernod Ricard SA	39,414	5,453,969
Peugeot SA	97,273	2,317,171
Publicis Groupe SA	37,375	2,610,874
Remy Cointreau SA	4,144	490,883
Renault SA	32,391	3,182,500
Rexel SA	57,244	990,745
Safran SA	57,967	5,923,608
Sanofi	207,496	20,607,791
Schneider Electric SE(b)	101,894	8,869,398
SCOR SE	30,300	1,270,737
SEB SA	4,596	843,262
Societe BIC SA	5,922	709,900
Societe Generale SA	138,961	8,137,591
Sodexo SA	16,316	2,034,965
Suez Environment Co.	69,418	1,267,508
Thales SA	18,723	2,120,025
TOTAL SA(a)	431,365	23,175,107
Unibail-Rodamco SE REIT	18,571	4,517,164
Valeo SA	42,633	3,164,156
Veolia Environnement SA	83,809	1,936,993
Vinci SA	90,765	8,627,107
Vivendi SA	186,146	4,713,721
Wendel SA	4,850	785,799
Zodiac Aerospace	35,769	1,034,529

		274,741,416

Germany – 9.6%
adidas AG	34,720	7,856,197
Allianz SE	83,671	18,789,057
Axel Springer SE	8,400	539,920
BASF SE	168,225	17,906,749
Bayer AG	149,835	20,423,648
Bayerische Motoren Werke AG	58,931	5,979,621
Bayerische Motoren Werke AG Preference Shares	10,669	950,759
Beiersdorf AG	18,603	2,001,973
Brenntag AG	28,112	1,565,819
Commerzbank AG(b)	193,105	2,627,602
Continental AG	19,649	4,988,435
Covestro AG(d)	20,724	1,782,368
Daimler AG	176,608	14,086,783
Deutsche Bank AG	382,577	6,616,890
Deutsche Boerse AG	35,152	3,811,163
Deutsche Lufthansa AG	40,148	1,115,854
Deutsche Post AG	177,538	7,905,330
Deutsche Telekom AG	601,827	11,230,704
Deutsche Wohnen SE	64,908	2,756,292
E.ON SE	391,093	4,427,463
Evonik Industries AG	32,267	1,152,773
Fraport AG Frankfurt Airport Services Worldwide	6,934	658,577

See accompanying notes to schedule of investments.

2

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Germany – (continued)
Fresenius Medical Care AG & Co. KGaA	38,517	$3,768,913
Fresenius SE & Co. KGaA	76,843	6,200,086
Fuchs Petrolub SE Preference Shares	11,891	704,142
GEA Group AG	34,939	1,589,824
Hannover Rueck SE	10,426	1,256,596
HeidelbergCement AG	27,666	2,844,504
Henkel AG & Co. KGaA	18,985	2,310,616
Henkel AG & Co. KGaA Preference Shares	31,784	4,326,764
HOCHTIEF AG	3,385	571,249
HUGO BOSS AG	12,222	1,077,739
Infineon Technologies AG	202,483	5,091,512
Innogy SE(d)	24,532	1,092,060
KION Group AG	12,696	1,215,295
KS AG(a)	35,264	960,933
Lanxess AG	16,645	1,313,684
Linde AG	33,735	7,037,090
MAN SE	7,204	813,247
Merck KGaA	23,098	2,570,082
METRO AG(b)	33,622	710,891
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	28,604	6,117,248
OSRAM Licht AG	15,483	1,235,703
Porsche Automobil Holding SE Preference Shares	29,123	1,862,619
ProSiebenSat.1 Media SE	44,142	1,504,744
RWE AG(b)	93,356	2,121,223
SAP SE	178,075	19,513,113
Schaeffler AG Preference Shares	27,293	440,428
Siemens AG	138,611	19,532,808
Symrise AG	22,854	1,736,446
Telefonica Deutschland Holding AG	123,988	695,955
ThyssenKrupp AG	65,285	1,935,286
TUI AG	82,896	1,408,012
United Internet AG	23,007	1,432,564
Volkswagen AG	5,948	1,007,294
Volkswagen AG Preference Shares	33,839	5,520,613
Vonovia SE	83,908	3,571,056
Zalando SE(b)(d)	20,797	1,042,455

		255,306,771

Hong Kong – 3.3%
AIA Group, Ltd.	2,177,600	16,058,709
ASM Pacific Technology, Ltd.	51,900	747,532
Bank of East Asia, Ltd.	215,545	931,369
BOC Hong Kong Holdings, Ltd.	652,000	3,167,885
CK Asset Holdings, Ltd.	470,179	3,891,722
CK Hutchison Holdings, Ltd.	492,000	6,289,603
CK Infrastructure Holdings, Ltd.	115,000	989,412
CLP Holdings, Ltd.	287,500	2,946,519
First Pacific Co., Ltd.	314,000	250,454
Galaxy Entertainment Group, Ltd.	431,000	3,034,939
Hang Lung Group, Ltd.	145,000	520,728
Hang Lung Properties, Ltd.	396,000	939,972
Hang Seng Bank, Ltd.	136,400	3,324,998
Henderson Land Development Co., Ltd.	213,254	1,412,920
HK Electric Investments & HK Electric Investments, Ltd.(a)(d)	455,490	415,794
HKT Trust & HKT, Ltd.	679,000	825,854
Hong Kong & China Gas Co., Ltd.	1,479,500	2,780,680
Hong Kong Exchanges & Clearing, Ltd.	210,225	5,652,150
Hongkong Land Holdings, Ltd.	207,000	1,490,400
Hysan Development Co., Ltd.	105,000	494,034
I-CABLE Communications, Ltd.(b)	168,560	5,611
Jardine Matheson Holdings, Ltd.	39,500	2,502,720
Jardine Strategic Holdings, Ltd.	38,500	1,663,200
Kerry Properties, Ltd.	118,000	488,727
Li & Fung, Ltd.	1,090,000	547,045
Link REIT	400,000	3,241,707
Melco Resorts & Entertainment, Ltd. ADR	45,923	1,107,663
MTR Corp., Ltd.	272,645	1,591,741
New World Development Co., Ltd.	1,128,221	1,620,679
NWS Holdings, Ltd.	274,810	535,497
PCCW, Ltd.	748,000	405,091
Power Assets Holdings, Ltd.	252,000	2,182,621
Sands China, Ltd.	446,000	2,321,162
Shangri-La Asia, Ltd.	264,000	489,421
Sino Land Co., Ltd.	578,256	1,015,744
SJM Holdings, Ltd.	434,000	397,288
Sun Hung Kai Properties, Ltd.	262,000	4,256,699
Swire Pacific, Ltd. Class A	98,000	951,054
Swire Properties, Ltd.	193,600	656,843
Techtronic Industries Co., Ltd.	258,000	1,377,418
WH Group, Ltd.(d)	1,383,309	1,469,966
Wharf Holdings, Ltd.	226,000	2,013,853
Wheelock & Co., Ltd.	151,000	1,062,319
Yue Yuen Industrial Holdings, Ltd.	149,500	568,470

		88,638,213

Ireland – 0.6%
Bank of Ireland Group PLC(b)	170,721	1,398,656
CRH PLC	149,848	5,717,523
Experian PLC	174,197	3,503,334
James Hardie Industries PLC	85,085	1,183,021
Kerry Group PLC Class A	28,985	2,785,487
Paddy Power Betfair PLC	14,637	1,460,791
Ryanair Holdings PLC ADR(b)	5,929	625,035

		16,673,847

Israel – 0.5%
Azrieli Group, Ltd.	7,782	432,211
Bank Hapoalim BM	186,339	1,304,468
Bank Leumi Le-Israel BM	253,799	1,347,090

See accompanying notes to schedule of investments.

3

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Israel – (continued)
Bezeq The Israeli Telecommunication Corp., Ltd.	417,768	$597,335
Check Point Software Technologies, Ltd.(b)	23,910	2,726,218
Elbit Systems, Ltd.	3,969	583,452
Frutarom Industries, Ltd.	6,562	505,069
Israel Chemicals, Ltd.	90,984	403,847
Mizrahi Tefahot Bank, Ltd.	25,993	465,985
Nice, Ltd.	10,564	842,704
Teva Pharmaceutical Industries, Ltd.	129,045	2,256,077
Teva Pharmaceutical Industries, Ltd. ADR	32,428	570,733

		12,035,189

Italy – 2.1%
Assicurazioni Generali SpA	221,359	4,124,242
Atlantia SpA	81,362	2,569,131
Enel SpA	1,474,654	8,882,292
Eni SpA	456,114	7,549,048
Ferrari NV	22,562	2,493,905
Intesa Sanpaolo SpA(e)	2,285,543	8,084,287
Intesa Sanpaolo SpA(e)	196,041	648,927
Leonardo SpA	71,372	1,337,359
Luxottica Group SpA	29,864	1,669,583
Mediobanca SpA	107,850	1,157,702
Poste Italiane SpA(d)	85,106	626,814
Prysmian SpA	37,010	1,250,466
Recordati SpA	19,949	919,764
Saipem SpA(b)	109,611	472,715
Snam SpA	411,255	1,981,692
Telecom Italia SpA/Milano(b)(e)	1,980,406	1,855,428
Telecom Italia SpA/Milano Savings Shares(e)	1,170,271	879,902
Terna Rete Elettrica Nazionale SpA	257,268	1,503,070
UniCredit SpA(b)	359,379	7,655,935
UnipolSai Assicurazioni SpA	194,056	453,320

		56,115,582

Japan – 22.7%
ABC-Mart, Inc.	5,800	306,063
Acom Co., Ltd.(b)	91,400	354,021
Aeon Co., Ltd.(a)	114,100	1,685,171
AEON Financial Service Co., Ltd.	20,500	428,157
Aeon Mall Co., Ltd.	24,100	428,839
Air Water, Inc.	25,000	461,067
Aisin Seiki Co., Ltd.	33,100	1,743,730
Ajinomoto Co., Inc.	102,200	1,993,792
Alfresa Holdings Corp.	37,400	684,108
Alps Electric Co., Ltd.	34,700	915,243
Amada Holdings Co., Ltd.	56,400	618,789
ANA Holdings, Inc.	19,800	749,151
Aozora Bank, Ltd.	22,800	866,912
Asahi Glass Co., Ltd.	35,000	1,298,139
Asahi Group Holdings, Ltd.	71,800	2,906,061
Asahi Kasei Corp.	235,000	2,891,440
Asics Corp.	27,100	403,497
Astellas Pharma, Inc.	381,800	4,855,388
Bandai Namco Holdings, Inc.	36,000	1,234,487
Bank of Kyoto, Ltd.	12,600	640,270
Benesse Holdings, Inc.	13,600	490,525
Bridgestone Corp.	119,500	5,420,575
Brother Industries, Ltd.	44,800	1,041,944
Calbee, Inc.(a)	15,100	530,542
Canon, Inc.	194,200	6,633,492
Casio Computer Co., Ltd.	37,900	533,324
Central Japan Railway Co.	25,800	4,522,134
Chiba Bank, Ltd.(a)	134,000	958,291
Chubu Electric Power Co., Inc.	117,800	1,461,970
Chugai Pharmaceutical Co., Ltd.	39,000	1,617,998
Chugoku Bank, Ltd.	30,400	416,442
Chugoku Electric Power Co., Inc.(a)	57,100	606,179
Coca-Cola Bottlers Japan, Inc.	24,100	781,460
Concordia Financial Group, Ltd.	237,100	1,171,335
Credit Saison Co., Ltd.	28,200	584,969
CYBERDYNE, Inc.(a)(b)	22,800	303,622
Dai Nippon Printing Co., Ltd.	50,000	1,196,198
Dai-ichi Life Holdings, Inc.	195,800	3,511,928
Daicel Corp.	51,500	620,388
Daiichi Sankyo Co., Ltd.	104,300	2,351,649
Daikin Industries, Ltd.	45,800	4,636,352
Daito Trust Construction Co., Ltd.	12,200	2,221,827
Daiwa House Industry Co., Ltd.	104,700	3,613,552
Daiwa House REIT Investment Corp.	270	646,187
Daiwa Securities Group, Inc.	285,000	1,613,561
DeNA Co., Ltd.	17,400	389,844
Denso Corp.	87,800	4,440,505
Dentsu, Inc.	37,900	1,663,270
Disco Corp.	5,500	1,118,420
Don Quijote Holdings Co., Ltd.	23,100	862,928
East Japan Railway Co.	59,600	5,498,565
Eisai Co., Ltd.	48,900	2,509,185
Electric Power Development Co., Ltd.	29,400	738,102
FamilyMart UNY Holdings Co., Ltd.	14,500	763,870
FANUC Corp.	34,900	7,065,882
Fast Retailing Co., Ltd.	9,400	2,771,608
Fuji Electric Co., Ltd.	96,000	532,173
FUJIFILM Holdings Corp.	75,400	2,925,170
Fujitsu, Ltd.	356,000	2,643,632
Fukuoka Financial Group, Inc.	134,000	619,020
Hachijuni Bank, Ltd.	78,600	490,879
Hakuhodo DY Holdings, Inc.	41,000	538,338
Hamamatsu Photonics KK	27,400	827,611
Hankyu Hanshin Holdings, Inc.	42,700	1,619,766
Hikari Tsushin, Inc.	3,900	488,518
Hino Motors, Ltd.	49,600	606,313
Hirose Electric Co., Ltd.	6,200	872,456
Hiroshima Bank, Ltd.	45,000	364,190
Hisamitsu Pharmaceutical Co., Inc.	10,400	498,912
Hitachi Chemical Co., Ltd.	19,900	545,387

See accompanying notes to schedule of investments.

4

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Hitachi Construction Machinery Co., Ltd.	19,300	$571,807
Hitachi High-Technologies Corp.	11,800	427,700
Hitachi Metals, Ltd.	40,500	563,434
Hitachi, Ltd.	886,000	6,240,922
Honda Motor Co., Ltd.	314,100	9,297,572
Hoshizaki Corp.	9,900	869,817
Hoya Corp.	69,900	3,772,420
Hulic Co., Ltd.	50,000	489,939
Idemitsu Kosan Co., Ltd.	27,100	764,381
IHI Corp.	30,200	1,049,012
Iida Group Holdings Co., Ltd.	26,200	466,905
Inpex Corp.	179,800	1,909,571
Isetan Mitsukoshi Holdings, Ltd.	55,600	580,376
Isuzu Motors, Ltd.	103,400	1,369,603
ITOCHU Corp.	275,500	4,510,696
J Front Retailing Co., Ltd.	40,200	555,332
Japan Airlines Co., Ltd.	19,600	663,055
Japan Airport Terminal Co., Ltd.(a)	8,200	292,116
Japan Exchange Group, Inc.	96,300	1,703,312
Japan Post Bank Co., Ltd.(a)	75,600	933,541
Japan Post Holdings Co., Ltd.(a)	286,400	3,381,385
Japan Prime Realty Investment Corp. REIT	138	460,960
Japan Real Estate Investment Corp. REIT	220	1,057,345
Japan Retail Fund Investment Corp. REIT	455	816,102
Japan Tobacco, Inc.	201,300	6,595,251
JFE Holdings, Inc.	97,900	1,911,209
JGC Corp.	34,100	551,647
JSR Corp.	33,300	632,483
JTEKT Corp.	38,300	530,106
JXTG Holdings, Inc.	552,000	2,838,829
Kajima Corp.	160,000	1,589,126
Kakaku.com, Inc.	26,600	338,866
Kamigumi Co., Ltd.	20,000	462,844
Kaneka Corp.	49,000	380,456
Kansai Electric Power Co., Inc.	132,800	1,698,269
Kansai Paint Co., Ltd.(a)	39,400	991,257
Kao Corp.	90,800	5,339,990
Kawasaki Heavy Industries, Ltd.	26,800	888,056
KDDI Corp.	330,100	8,700,810
Keihan Holdings Co., Ltd.	16,800	491,769
Keikyu Corp.	43,500	881,477
Keio Corp.	21,000	865,633
Keisei Electric Railway Co., Ltd.	23,000	636,477
Keyence Corp.	17,700	9,395,238
Kikkoman Corp.	28,000	860,658
Kintetsu Group Holdings Co., Ltd.	31,400	1,167,405
Kirin Holdings Co., Ltd.	155,600	3,660,363
Kobe Steel, Ltd.	53,600	612,354
Koito Manufacturing Co., Ltd.	20,100	1,260,658
Komatsu, Ltd.	165,100	4,694,933
Konami Holdings Corp.	18,400	884,325
Konica Minolta, Inc.	93,100	764,220
Kose Corp.	5,500	629,814
Kubota Corp.	189,700	3,447,176
Kuraray Co., Ltd.	66,900	1,250,456
Kurita Water Industries, Ltd.	17,800	513,925
Kyocera Corp.	59,300	3,678,165
Kyowa Hakko Kirin Co., Ltd.	50,400	856,977
Kyushu Electric Power Co., Inc.	82,000	870,519
Kyushu Financial Group, Inc.	61,500	378,075
Kyushu Railway Co.	30,700	912,286
Lawson, Inc.(a)	9,100	602,274
LINE Corp.(a)(b)	8,000	288,900
Lion Corp.	39,000	711,642
LIXIL Group Corp.	48,600	1,289,207
M3, Inc.	40,100	1,141,745
Mabuchi Motor Co., Ltd.	9,600	480,149
Makita Corp.	41,700	1,680,003
Marubeni Corp.	310,300	2,118,470
Marui Group Co., Ltd.(a)	39,800	569,607
Maruichi Steel Tube, Ltd.	10,400	302,581
Mazda Motor Corp.	100,900	1,546,240
McDonald’s Holdings Co., Japan, Ltd.	13,200	583,983
Mebuki Financial Group, Inc.	181,300	700,622
Medipal Holdings Corp.	28,900	501,671
MEIJI Holdings Co., Ltd.	22,400	1,775,046
MINEBEA MITSUMI, Inc.	69,000	1,078,843
Miraca Holdings, Inc.	9,700	450,682
MISUMI Group, Inc.	48,400	1,274,012
Mitsubishi Chemical Holdings Corp.	257,600	2,453,224
Mitsubishi Corp.	276,600	6,426,929
Mitsubishi Electric Corp.	354,700	5,539,578
Mitsubishi Estate Co., Ltd.	231,000	4,015,027
Mitsubishi Gas Chemical Co., Inc.	35,900	841,010
Mitsubishi Heavy Industries, Ltd.	57,900	2,288,430
Mitsubishi Materials Corp.	21,600	746,449
Mitsubishi Motors Corp.	116,800	923,484
Mitsubishi Tanabe Pharma Corp.	39,600	907,636
Mitsubishi UFJ Financial Group, Inc.	2,175,400	14,121,306
Mitsubishi UFJ Lease & Finance Co., Ltd.	81,700	432,578
Mitsui & Co., Ltd.	313,900	4,637,460
Mitsui Chemicals, Inc.	34,600	1,051,233
Mitsui Fudosan Co., Ltd.	161,800	3,507,236
Mitsui OSK Lines, Ltd.	20,200	611,931
Mixi, Inc.	8,800	424,501
Mizuho Financial Group, Inc.	4,344,600	7,607,344
MS&AD Insurance Group Holdings, Inc.	86,700	2,790,513
Murata Manufacturing Co., Ltd.	35,100	5,157,500
Nabtesco Corp.	18,700	694,408
Nagoya Railroad Co., Ltd.	36,000	774,912
NEC Corp.	45,100	1,222,005
Nexon Co., Ltd.(b)	38,900	1,014,617
NGK Insulators, Ltd.	45,900	859,567
NGK Spark Plug Co., Ltd.	29,600	629,787

See accompanying notes to schedule of investments.

5

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
NH Foods, Ltd.	33,000	$907,342
Nidec Corp.	43,800	5,377,480
Nikon Corp.	60,100	1,041,666
Nintendo Co., Ltd.	20,600	7,605,703
Nippon Building Fund, Inc. REIT	236	1,176,174
Nippon Electric Glass Co., Ltd.	15,200	588,069
Nippon Express Co., Ltd.	15,900	1,035,375
Nippon Paint Holdings Co., Ltd.	30,200	1,026,207
Nippon Prologis REIT, Inc.	331	697,198
Nippon Steel & Sumitomo Metal Corp.	138,500	3,178,739
Nippon Telegraph & Telephone Corp.	124,400	5,699,203
Nippon Yusen KK(b)	26,800	556,880
Nissan Chemical Industries, Ltd.	24,200	851,348
Nissan Motor Co., Ltd.(a)	418,900	4,147,506
Nisshin Seifun Group, Inc.	33,100	554,289
Nissin Foods Holdings Co., Ltd.	11,800	717,026
Nitori Holdings Co., Ltd.	14,700	2,101,213
Nitto Denko Corp.	29,200	2,433,744
NOK Corp.	19,900	445,503
Nomura Holdings, Inc.	657,500	3,679,874
Nomura Real Estate Holdings, Inc.	22,600	481,453
Nomura Real Estate Master Fund, Inc.	666	865,596
Nomura Research Institute, Ltd.	25,900	1,010,092
NSK, Ltd.	73,800	994,577
NTT Data Corp.	112,500	1,203,305
NTT DOCOMO, Inc.	245,400	5,603,880
Obayashi Corp.	112,400	1,347,023
Obic Co., Ltd.	10,900	685,577
Odakyu Electric Railway Co., Ltd.	52,500	995,758
Oji Holdings Corp.	169,000	911,322
Olympus Corp.	54,900	1,858,206
Omron Corp.	36,400	1,852,903
Ono Pharmaceutical Co., Ltd.	73,200	1,657,917
Oracle Corp. Japan	7,400	581,140
Oriental Land Co., Ltd.	40,500	3,084,858
ORIX Corp.	239,900	3,867,086
Osaka Gas Co., Ltd.	71,200	1,323,239
Otsuka Corp.	9,100	582,872
Otsuka Holdings Co., Ltd.	69,700	2,768,433
Panasonic Corp.	405,100	5,867,859
Park24 Co., Ltd.	18,200	443,015
Pola Orbis Holdings, Inc.	16,800	508,186
Rakuten, Inc.	165,700	1,806,191
Recruit Holdings Co., Ltd.	196,800	4,260,664
Renesas Electronics Corp.(b)	89,600	975,877
Resona Holdings, Inc.	406,800	2,088,841
Ricoh Co., Ltd.(a)	135,700	1,318,845
Rinnai Corp.	5,600	479,083
Rohm Co., Ltd.	17,300	1,481,562
Ryohin Keikaku Co., Ltd.	4,500	1,325,234
Sankyo Co., Ltd.	9,200	293,413
Santen Pharmaceutical Co., Ltd.	70,000	1,102,563
SBI Holdings, Inc.	38,100	573,370
Secom Co., Ltd.	39,000	2,841,718
Sega Sammy Holdings, Inc.	32,200	449,682
Seibu Holdings, Inc.	37,700	643,712
Seiko Epson Corp.	49,600	1,199,847
Sekisui Chemical Co., Ltd.	72,200	1,420,075
Sekisui House, Ltd.	106,600	1,796,001
Seven & i Holdings Co., Ltd.	135,700	5,238,009
Seven Bank, Ltd.(a)	126,400	455,900
Sharp Corp.(a)(b)	28,500	859,570
Shimadzu Corp.	49,600	976,446
Shimamura Co., Ltd.	3,700	443,744
Shimano, Inc.	13,100	1,744,494
Shimizu Corp.	104,600	1,158,763
Shin-Etsu Chemical Co., Ltd.	71,200	6,363,186
Shinsei Bank, Ltd.	30,900	494,389
Shionogi & Co., Ltd.	53,200	2,907,060
Shiseido Co., Ltd.	70,600	2,823,624
Shizuoka Bank, Ltd.	102,000	917,017
Showa Shell Sekiyu KK	34,700	399,205
SMC Corp.	10,400	3,667,001
SoftBank Group Corp.	150,300	12,129,216
Sohgo Security Services Co., Ltd.	14,700	673,851
Sompo Holdings, Inc.	62,400	2,426,928
Sony Corp.	227,200	8,448,978
Sony Financial Holdings, Inc.	33,200	544,461
Stanley Electric Co., Ltd.	27,300	934,940
Start Today Co., Ltd.	37,400	1,184,480
Subaru Corp.	111,300	4,014,374
Sumitomo Chemical Co., Ltd.	297,000	1,854,848
Sumitomo Corp.	211,300	3,038,147
Sumitomo Dainippon Pharma Co., Ltd.(a)	26,900	349,857
Sumitomo Electric Industries, Ltd.	138,700	2,264,741
Sumitomo Heavy Industries, Ltd.	22,800	913,499
Sumitomo Metal Mining Co., Ltd.	43,000	1,380,553
Sumitomo Mitsui Financial Group, Inc.	241,600	9,272,083
Sumitomo Mitsui Trust Holdings, Inc.	58,500	2,110,501
Sumitomo Realty & Development Co., Ltd.	67,000	2,026,696
Sumitomo Rubber Industries, Ltd.	37,900	694,264
Sundrug Co., Ltd.	12,400	513,339
Suntory Beverage & Food, Ltd.	24,700	1,099,338
Suruga Bank, Ltd.	34,400	741,389
Suzuken Co., Ltd.	13,600	483,276
Suzuki Motor Corp.	62,600	3,282,239
Sysmex Corp.	27,800	1,773,233
T&D Holdings, Inc.	100,000	1,451,162
Taiheiyo Cement Corp.	23,800	918,678
Taisei Corp.	38,800	2,033,669
Taisho Pharmaceutical Holdings Co., Ltd.	5,900	447,617
Taiyo Nippon Sanso Corp.	23,300	275,713
Takashimaya Co., Ltd.	53,000	496,264

See accompanying notes to schedule of investments.

6

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Takeda Pharmaceutical Co., Ltd.	130,100	$7,181,996
TDK Corp.	23,600	1,601,777
Teijin, Ltd.	31,200	614,770
Terumo Corp.	59,400	2,335,051
THK Co., Ltd.	21,300	724,728
Tobu Railway Co., Ltd.	36,800	1,010,190
Toho Co., Ltd.	22,700	791,520
Toho Gas Co., Ltd.	12,600	368,827
Tohoku Electric Power Co., Inc.	79,000	1,004,300
Tokio Marine Holdings, Inc.	124,500	4,868,734
Tokyo Electric Power Co. Holdings, Inc.(b)	268,100	1,081,308
Tokyo Electron, Ltd.	28,900	4,436,477
Tokyo Gas Co., Ltd.	72,600	1,778,802
Tokyo Tatemono Co., Ltd.	36,300	464,049
Tokyu Corp.	94,000	1,330,271
Tokyu Fudosan Holdings Corp.	90,400	545,299
Toppan Printing Co., Ltd.	94,000	931,942
Toray Industries, Inc.	266,000	2,579,301
Toshiba Corp.(b)	741,000	2,073,602
Tosoh Corp.	56,500	1,272,900
TOTO, Ltd.	26,700	1,124,310
Toyo Seikan Group Holdings, Ltd.	28,500	475,992
Toyo Suisan Kaisha, Ltd.	14,500	532,648
Toyoda Gosei Co., Ltd.	9,700	229,132
Toyota Industries Corp.(a)	28,700	1,649,616
Toyota Motor Corp.	473,600	28,231,297
Toyota Tsusho Corp.	37,100	1,217,825
Trend Micro, Inc.	22,600	1,112,282
Tsuruha Holdings, Inc.	6,500	776,662
Unicharm Corp.	71,000	1,624,803
United Urban Investment Corp. REIT	568	831,576
USS Co., Ltd.	43,500	877,226
West Japan Railway Co.	30,300	2,105,509
Yahoo! Japan Corp.(a)	252,500	1,197,841
Yakult Honsha Co., Ltd.	17,000	1,224,803
Yamada Denki Co., Ltd.	127,900	698,783
Yamaguchi Financial Group, Inc.	39,000	456,296
Yamaha Corp.	30,500	1,124,461
Yamaha Motor Co., Ltd.	49,600	1,484,938
Yamato Holdings Co., Ltd.	60,500	1,220,857
Yamazaki Baking Co., Ltd.	22,000	397,139
Yaskawa Electric Corp.	44,800	1,418,842
Yokogawa Electric Corp.	38,300	651,915
Yokohama Rubber Co., Ltd.	20,700	426,633

		606,714,546

Jordan – 0.0%(c)
Hikma Pharmaceuticals PLC	31,008	503,799

Luxembourg – 0.3%
ArcelorMittal(b)	118,841	3,066,276
Eurofins Scientific SE	1,931	1,220,400
Millicom International Cellular SA SDR	10,834	713,431
RTL Group SA	6,365	481,882
SES SA	67,548	1,478,120
Tenaris SA	86,893	1,232,698

		8,192,807

Macau – 0.0%(c)
MGM China Holdings, Ltd.(a)	169,200	405,524
Wynn Macau, Ltd.	272,400	734,123

		1,139,647

Mexico – 0.0%(c)
Fresnillo PLC	41,967	791,085

Netherlands – 4.5%
ABN AMRO Group NV(d)	80,672	2,416,686
Aegon NV	345,267	2,011,484
AerCap Holdings NV(b)	28,214	1,442,018
Akzo Nobel NV	47,027	4,343,104
Altice NV Class A(b)	91,707	1,837,108
Altice NV Class B(b)	19,053	380,663
ASML Holding NV	68,606	11,683,315
Boskalis Westminster	17,863	624,554
EXOR NV	20,181	1,279,980
Gemalto NV	16,989	759,089
Heineken Holding NV	18,480	1,736,840
Heineken NV	42,940	4,246,379
ING Groep NV	713,007	13,149,496
Koninklijke Ahold Delhaize NV	238,945	4,468,844
Koninklijke DSM NV	34,348	2,812,384
Koninklijke KPN NV	625,355	2,147,650
Koninklijke Philips NV	171,768	7,093,026
Koninklijke Vopak NV	14,298	627,189
NN Group NV	57,881	2,422,996
NXP Semiconductors NV(b)	47,872	5,413,845
Randstad Holding NV	22,428	1,387,762
Royal Dutch Shell PLC Class A	812,637	24,514,816
Royal Dutch Shell PLC Class B	680,307	20,942,676
Wolters Kluwer NV	57,235	2,645,292

		120,387,196

New Zealand – 0.2%
Auckland International Airport, Ltd.	174,607	812,879
Contact Energy, Ltd.	116,874	464,685
Fletcher Building, Ltd.	125,286	723,648
Mercury NZ, Ltd.	144,564	354,273
Meridian Energy, Ltd.	262,247	539,351
Ryman Healthcare, Ltd.	72,076	483,002
Spark New Zealand, Ltd.	345,222	910,898

		4,288,736

Norway – 0.7%
DNB ASA	177,413	3,577,100
Gjensidige Forsikring ASA	32,985	574,315
Marine Harvest ASA(b)	74,655	1,477,100
Norsk Hydro ASA	230,317	1,675,233
Orkla ASA	151,652	1,556,470
Schibsted ASA Class A	13,202	340,320
Schibsted ASA Class B	15,363	362,831
Statoil ASA(a)	204,859	4,099,599
Telenor ASA	132,641	2,806,018
Yara International ASA	32,889	1,473,752

		17,942,738

See accompanying notes to schedule of investments.

7

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Portugal – 0.2%
EDP – Energias de Portugal SA	433,534	$1,632,388
Galp Energia SGPS SA	90,821	1,609,991
Jeronimo Martins SGPS SA	45,284	893,494

		4,135,873

Singapore – 1.2%
Ascendas REIT	478,950	938,184
CapitaLand Commercial Trust	343,000	418,031
CapitaLand Mall Trust REIT	490,000	721,676
CapitaLand, Ltd.	470,700	1,240,919
City Developments, Ltd.	72,400	604,066
ComfortDelGro Corp., Ltd.	427,400	654,657
DBS Group Holdings, Ltd.	318,313	4,880,354
Genting Singapore PLC	1,167,800	1,006,168
Global Logistic Properties, Ltd.	497,500	1,208,992
Golden Agri-Resources, Ltd.	1,326,600	366,343
Hutchison Port Holdings Trust	935,800	402,394
Jardine Cycle & Carriage, Ltd.	17,233	499,242
Keppel Corp., Ltd.	265,300	1,267,938
Oversea-Chinese Banking Corp., Ltd.	557,026	4,577,790
SATS, Ltd.	114,700	389,386
Sembcorp Industries, Ltd.	177,900	387,779
Singapore Airlines, Ltd.	91,100	673,548
Singapore Exchange, Ltd.	152,600	830,453
Singapore Press Holdings, Ltd.(a)	306,400	613,725
Singapore Technologies Engineering, Ltd.	304,700	771,875
Singapore Telecommunications, Ltd.	1,445,000	3,915,903
StarHub, Ltd.(a)	120,500	230,715
Suntec Real Estate Investment Trust	417,500	573,392
United Overseas Bank, Ltd.	237,890	4,116,805
UOL Group, Ltd.	89,832	537,160
Wilmar International, Ltd.	314,400	736,251

		32,563,746

South Africa – 0.1%
Investec PLC	119,452	873,432
Mediclinic International PLC	74,531	649,964
Mondi PLC	68,608	1,845,561

		3,368,957

Spain – 3.3%
Abertis Infraestructuras SA	124,284	2,512,477
ACS Actividades de Construccion y Servicios SA	43,859	1,625,759
Aena SME SA(d)	12,617	2,278,390
Amadeus IT Group SA	77,377	5,030,213
Banco Bilbao Vizcaya Argentaria SA	1,201,460	10,739,382
Banco de Sabadell SA	978,926	2,043,767
Banco Santander SA	2,890,960	20,188,302
Bankia SA	187,877	906,201
Bankinter SA	127,076	1,202,434
CaixaBank SA	632,456	3,170,202
Distribuidora Internacional de Alimentacion SA	112,631	657,107
Enagas SA	40,604	1,143,648
Endesa SA	54,326	1,225,076
Ferrovial SA	89,373	1,967,856
Gas Natural SDG SA	63,126	1,397,773
Grifols SA	52,762	1,537,549
Iberdrola SA	1,027,704	7,984,661
Industria de Diseno Textil SA	196,501	7,406,993
Mapfre SA	194,652	633,743
Red Electrica Corp. SA	75,662	1,590,378
Repsol SA	218,426	4,025,698
Siemens Gamesa Renewable Energy SA	45,639	595,926
Telefonica SA	809,159	8,792,950

		88,656,485

Sweden – 2.8%
Alfa Laval AB	52,525	1,279,928
Assa Abloy AB Class B	181,608	4,138,402
Atlas Copco AB Class A	121,867	5,149,489
Atlas Copco AB Class B	70,388	2,723,300
Boliden AB	47,714	1,611,638
Electrolux AB Series B	42,614	1,444,073
Essity AB Class B(b)	110,939	3,011,888
Getinge AB Class B	35,024	655,224
Getinge AB Class B(f)	5,003	93,595
Hennes & Mauritz AB Class B	167,508	4,330,148
Hexagon AB Class B	46,996	2,324,366
Husqvarna AB Class B	80,679	828,303
ICA Gruppen AB	13,522	507,095
Industrivarden AB Class C	27,746	701,269
Investor AB Class B	81,515	4,017,652
Kinnevik AB Class B	41,542	1,351,762
L E Lundbergforetagen AB Class B	6,443	513,871
Lundin Petroleum AB(b)	30,763	671,616
Nordea Bank AB	539,305	7,294,379
Sandvik AB	200,656	3,453,928
Securitas AB Class B	56,568	945,301
Skandinaviska Enskilda Banken AB Class A	280,059	3,681,578
Skanska AB Class B	59,507	1,375,703
SKF AB Class B	69,664	1,514,926
Svenska Handelsbanken AB Class A	275,766	4,152,192
Swedbank AB Class A	166,074	4,581,997
Swedish Match AB	35,442	1,240,547
Tele2 AB Class B	66,816	762,924
Telefonaktiebolaget LM Ericsson Class B	544,886	3,122,179
Telia Co. AB	471,238	2,214,643
Volvo AB Class B	284,569	5,473,587

		75,167,503

Switzerland – 8.7%
ABB, Ltd.	361,677	8,948,478
Adecco Group AG	29,333	2,285,767
Baloise Holding AG	8,886	1,406,919
Barry Callebaut AG(b)	370	567,466
Chocoladefabriken Lindt & Spruengli AG(e)	176	1,004,961
Chocoladefabriken Lindt & Spruengli AG(e)	18	1,249,173
Cie Financiere Richemont SA	94,703	8,661,860

See accompanying notes to schedule of investments.

8

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
Switzerland – (continued)
Coca-Cola HBC AG(b)	34,872	$1,181,347
Credit Suisse Group AG(b)	435,095	6,893,351
Dufry AG(b)	6,194	984,536
EMS-Chemie Holding AG	1,508	1,003,671
Ferguson PLC	47,078	3,092,421
Geberit AG	6,593	3,121,386
Givaudan SA	1,705	3,712,727
Glencore PLC(b)	2,211,120	10,145,596
Julius Baer Group, Ltd.(b)	40,401	2,392,494
Kuehne + Nagel International AG	9,666	1,791,147
LafargeHolcim, Ltd.(b)	81,213	4,750,574
Lonza Group AG(b)	13,569	3,561,933
Nestle SA	567,823	47,592,440
Novartis AG	406,165	34,798,552
Pargesa Holding SA	7,650	636,446
Partners Group Holding AG	3,313	2,249,526
Roche Holding AG	128,317	32,782,102
Schindler Holding AG(e)	7,268	1,606,682
Schindler Holding AG(e)	3,944	849,044
SGS SA	968	2,323,960
Sika AG	406	3,023,181
Sonova Holding AG	9,633	1,635,699
STMicroelectronics NV	113,126	2,189,283
Straumann Holding AG	1,786	1,148,090
Swatch Group AG(e)	5,708	2,376,170
Swatch Group AG(e)	10,693	852,589
Swiss Life Holding AG(b)	5,951	2,097,857
Swiss Prime Site AG(b)	13,273	1,194,104
Swiss Re AG	60,165	5,453,153
Swisscom AG	4,843	2,483,564
UBS Group AG(b)	672,350	11,499,992
Vifor Pharma AG	9,106	1,072,844
Zurich Insurance Group AG	27,893	8,515,494

		233,136,579

United Kingdom – 15.5%
3i Group PLC	175,202	2,146,095
Admiral Group PLC	38,319	934,132
Anglo American PLC	242,447	4,357,112
Ashtead Group PLC	93,849	2,265,166
Associated British Foods PLC	64,314	2,755,140
AstraZeneca PLC	230,269	15,307,994
Auto Trader Group PLC(d)	186,149	980,256
Aviva PLC	747,159	5,157,480
Babcock International Group PLC	52,900	587,304
BAE Systems PLC	585,880	4,963,879
Barclays PLC	3,094,144	8,026,457
Barratt Developments PLC	177,650	1,464,624
Berkeley Group Holdings PLC	24,323	1,212,967
BP PLC	3,573,393	22,882,917
British American Tobacco PLC	376,081	23,573,463
British American Tobacco PLC ADR	42,080	2,627,896
British Land Co. PLC REIT	181,550	1,466,331
BT Group PLC	1,552,209	5,912,277
Bunzl PLC	59,591	1,812,472
Burberry Group PLC	77,992	1,841,628
Capita PLC	126,181	956,493
Centrica PLC	1,011,695	2,538,226
CNH Industrial NV	187,371	2,250,540
Cobham PLC	475,515	929,529
Coca-Cola European Partners PLC	40,293	1,689,829
Compass Group PLC	289,687	6,152,464
ConvaTec Group PLC(d)	272,159	1,000,124
Croda International PLC	23,514	1,196,599
DCC PLC	16,993	1,651,763
Diageo PLC	457,721	15,063,904
Direct Line Insurance Group PLC	242,834	1,184,602
Dixons Carphone PLC	195,580	507,481
easyJet PLC	28,875	471,467
Fiat Chrysler Automobiles NV(b)	192,744	3,454,385
G4S PLC	281,805	1,052,207
GKN PLC	328,929	1,526,924
GlaxoSmithKline PLC	893,592	17,845,440
Hammerson PLC REIT	141,199	1,017,291
Hargreaves Lansdown PLC	50,551	1,003,762
HSBC Holdings PLC	3,635,364	35,951,207
IMI PLC	55,269	921,705
Imperial Brands PLC	175,267	7,487,078
Inmarsat PLC	87,430	754,828
InterContinental Hotels Group PLC	32,572	1,725,285
International Consolidated Airlines Group SA	120,036	956,450
Intertek Group PLC	30,015	2,006,232
Intu Properties PLC REIT(a)	156,211	483,083
ITV PLC	648,668	1,520,388
J Sainsbury PLC	294,197	939,014
Johnson Matthey PLC	35,957	1,649,866
Kingfisher PLC	425,481	1,703,977
Land Securities Group PLC REIT	134,175	1,750,654
Legal & General Group PLC	1,100,422	3,837,114
Lloyds Banking Group PLC	13,075,170	11,881,399
London Stock Exchange Group PLC	56,826	2,920,015
Marks & Spencer Group PLC	313,922	1,488,427
Meggitt PLC	143,867	1,005,630
Merlin Entertainments PLC(d)	137,489	821,779
Micro Focus International PLC ADR(b)	78,500	2,504,150
National Grid PLC	627,833	7,788,202
Next PLC	27,661	1,952,058
Old Mutual PLC	890,102	2,319,146
Pearson PLC	147,939	1,214,712
Persimmon PLC	58,120	2,013,358
Provident Financial PLC(a)	26,726	297,792
Prudential PLC	471,134	11,292,410
Randgold Resources, Ltd.	16,737	1,642,597
Reckitt Benckiser Group PLC	121,633	11,118,059
RELX NV	180,692	3,847,188
RELX PLC	191,204	4,199,376
Rio Tinto PLC	224,840	10,476,531
Rio Tinto, Ltd.	78,150	4,079,645
Rolls-Royce Holdings PLC(b)	297,109	3,535,726
Royal Bank of Scotland Group PLC(b)	649,420	2,337,682

See accompanying notes to schedule of investments.

9

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
Royal Mail PLC	163,901	$844,847
RSA Insurance Group PLC	194,021	1,621,720
Sage Group PLC	204,129	1,912,979
Schroders PLC	23,769	1,069,899
Segro PLC REIT	177,778	1,278,445
Severn Trent PLC	45,524	1,327,209
Sky PLC	185,923	2,282,408
Smith & Nephew PLC	162,523	2,939,300
Smiths Group PLC	75,338	1,593,988
SSE PLC	186,957	3,504,106
St James’s Place PLC	100,823	1,550,185
Standard Chartered PLC(b)	603,076	6,000,410
Standard Life Aberdeen PLC	480,451	2,794,328
Tate & Lyle PLC	94,288	820,362
Taylor Wimpey PLC	621,897	1,631,189
Tesco PLC(b)	1,504,723	3,778,205
Travis Perkins PLC	47,042	913,889
Unilever NV	298,288	17,645,900
Unilever PLC	233,066	13,505,208
United Utilities Group PLC	124,075	1,422,445
Vodafone Group PLC	4,843,791	13,569,225
Weir Group PLC	41,494	1,093,924
Whitbread PLC	32,926	1,663,637
Wm Morrison Supermarkets PLC	391,659	1,230,123
Worldpay Group PLC(d)	365,813	1,997,527
WPP PLC	233,859	4,345,533

		414,528,374

United States – 0.5%
Carnival PLC	34,822	2,215,879
QIAGEN NV(b)	42,355	1,333,419
Shire PLC	137,030	6,964,096
Shire PLC ADR	8,899	1,362,793
Taro Pharmaceutical Industries, Ltd.(a)(b)	2,744	309,221

		12,185,408

TOTAL COMMON STOCKS (Cost $2,297,643,232)		2,621,147,247

RIGHTS – 0.0%(c)
Singapore – 0.0%(c)
CapitaLand Commercial Trust (expiring 10/17/19)(b)(f) (Cost $0)	56,938	12,244

SHORT-TERM INVESTMENTS – 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.96%(g)(h)	29,810,893	29,810,893
State Street Navigator Securities Lending Government Money Market Portfolio(g)(i)	12,305,932	12,305,932

TOTAL SHORT-TERM INVESTMENTS (Cost $42,116,825)		42,116,825

TOTAL INVESTMENTS – 99.8% (Cost $2,339,760,057)		2,663,276,316
Other Assets in Excess of Liabilities – 0.2%		5,157,146

NET ASSETS – 100.0%		$2,668,433,462

(a)	All or a portion of the shares of the security are on loan at September 30, 2017.

(b)	Non-income producing security.

(c)	Amount is less than 0.05% of net assets.

(d)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of September 30, 2017, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(f)

Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of September 30, 2017, total aggregate fair value of securities is $105,839 representing less than 0.05% of net assets.

(g)

The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended September 30, 2017 are shown in the Affiliate Table below.

(h)	The rate shown is the annualized seven-day yield at September 30, 2017.

(i)	Investment of cash collateral for securities loaned.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At September 30, 2017, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
Mini MSCI EAFE (long)	12/15/2017	472	46,406,058	$46,690,240	$284,182

See accompanying notes to schedule of investments.

10

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$180,993,952	$–	$–	$180,993,952
Austria	6,690,601	–	–	6,690,601
Belgium	30,580,380	–	–	30,580,380
Chile	979,874	–	–	979,874
China	406,586	–	–	406,586
Denmark	48,579,656	–	–	48,579,656
Finland	25,701,701	–	–	25,701,701
France	274,741,416	–	–	274,741,416
Germany	255,306,771	–	–	255,306,771
Hong Kong	88,638,213	–	–	88,638,213
Ireland	16,673,847	–	–	16,673,847
Israel	12,035,189	–	–	12,035,189
Italy	56,115,582	–	–	56,115,582
Japan	606,714,546	–	–	606,714,546
Jordan	503,799	–	–	503,799
Luxembourg	8,192,807	–	–	8,192,807
Macau	1,139,647	–	–	1,139,647
Mexico	791,085	–	–	791,085
Netherlands	120,387,196	–	–	120,387,196
New Zealand	4,288,736	–	–	4,288,736
Norway	17,942,738	–	–	17,942,738
Portugal	4,135,873	–	–	4,135,873
Singapore	32,563,746	–	–	32,563,746
South Africa	3,368,957	–	–	3,368,957
Spain	88,656,485	–	–	88,656,485
Sweden	75,073,908	93,595	–	75,167,503
Switzerland	233,136,579	–	–	233,136,579
United Kingdom	414,528,374	–	–	414,528,374
United States	12,185,408	–	–	12,185,408
Rights
Singapore	–	12,244	–	12,244
Short-Term Investments	42,116,825	–	–	42,116,825

Total Investments	$2,663,170,477	$105,839	$–	$2,663,276,316

Other Financial Instruments:
Futures Contracts(a)	284,182	–	–	284,182

Total Investments and Other Financial Instruments	$2,663,454,659	$105,839	$–	$2,663,560,498

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedule of investments.

11

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Affiliate Table

	Number of shares held at 12/31/16	Value at 12/31/16	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation/ depreciation	Number of shares held at 9/30/17	Value at 9/30/17	Dividend income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	–	$–	$227,207,385	$197,396,492	$–	$–	29,810,893	$29,810,893	$114,668
State Street Institutional U.S. Government Money Market Fund, Premier Class	39,019,139	39,019,139	142,528,365	181,547,504	–	–	–	–	74,812
State Street Navigator Securities Lending Government Money Market Portfolio	–	–	217,653,264	205,347,332	–	–	12,305,932	12,305,932	199,358

TOTAL		$39,019,139	$587,389,014	$584,291,328	$–	$–		$42,116,825	$388,838

See accompanying notes to schedule of investments.

12

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Schedule of Investments

September 30, 2017 (Unaudited)

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

13

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s investments according to the fair value hierarchy as of September 30, 2017, is disclosed in the Portfolio’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no material transfers between levels for the period ended September 30, 2017.

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended September 30, 2017, the Portfolio entered into futures contracts for cash equitization, return enhancement and to facilitate daily liquidity.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street Corp., affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended September 30, 2017 are disclosed in the Schedule of Investments.

14

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Schedule of Investments — (continued)

September 30, 2017 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

As of September 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,344,098,564	$380,806,159	$61,344,225	$319,461,934

15

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Master Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer) of State Street Master Funds

Date:	November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer) of State Street Master Funds

Date:	November 21, 2017

By:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer (Principal Financial and Accounting Officer) of State Street Master Funds

Date:	November 21, 2017